Green CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments
November 30, 2024

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (96.21%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/1/2051	$1,500,000	$1,875,537

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,200,000	1,289,500

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	327,954	331,524

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2031	300,000	316,341
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,233,633

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	838,356
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	513,462

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,565,020

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,054,489

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	1,050,000	1,061,665
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	158,683

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	1,500,000	1,393,784

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	502,901
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 06/01/2033	590,000	660,027

LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 5.000%, 07/01/2026	600,000	623,761

LOS RIOS CALIFORNIA COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,500,123

MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	1,500,000	1,491,212

PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	226,961

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2033	500,000	598,390
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	628,818

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	584,679

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,643,502

SAN DIEGO CALIF UNIFIED SCHOOL DISTRICT
San Diego Unified School District, 4.000%, 07/01/2054	1,300,000	1,311,242

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,369,449

SAN FRANCISCO PUBLIC UTILITIES COMMISSION
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	180,000	181,453

San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,177,605
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,119,785

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,660,070

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	1,500,000	1,520,187

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	1,500,000	1,304,402

STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	899,992
State of California, 5.250%, 10/01/2045	500,000	570,430

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	331,756

WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	962,748

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	1,595,000	1,382,635

Total Municipal Bonds (Cost $34,941,223)		34,884,122

Variable Rate Demand Notes* (3.03%)

LOS ANGELES DEPARTMENT OF WATER AND POWER
Los Angeles Department of Water & Power, 2.650%, 07/01/2034*,**,***	800,000	800,000

UNIV CALIF REGTS MED CTR POOLED REVENUE
Regents of the University of California Medical Center Pooled Revenue, 2.600%, 05/15/2045*,**,***	300,000	300,000

Total Variable Rate Demand Notes (Cost $1,100,000)		1,100,000

Total Investments (Cost $36,041,223) (99.24%)		$35,984,122
Other Net Assets (0.76%)		276,794
Net Assets (100.00%)		$36,260,916

*	Stated maturity reflects next reset date.
**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
***	Rate Effective as of November 30, 2024

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments
November 30, 2024

Security Description	Par Value	Value

Government National Mortgage Association (1.56%)
3.500%, 11/20/2044	$86,030	$80,037
5.000%, 03/15/2038	73,190	73,863
5.500%, 04/15/2036	46,956	47,573
6.000%, 01/15/2026	15,165	15,254
6.000%, 06/15/2038	16,201	16,721
Total Government National Mortgage Association (Cost $239,701)		233,448

United States Treasury Bonds (30.03%)
2.000%, 11/15/2041	2,000,000	1,416,523
2.250%, 05/15/2041	1,200,000	897,023
2.875%, 08/15/2045	800,000	623,250
4.000%, 11/15/2052	800,000	746,094
6.000%, 02/15/2026	800,000	817,375
Total United States Treasury Bonds (Cost $4,740,357)		4,500,265

United States Treasury Notes (47.23%)
0.625%, 03/31/2027	900,000	830,566
2.000%, 02/15/2025	1,600,000	1,591,443
2.125%, 05/15/2025	1,200,000	1,187,792
2.375%, 04/30/2026	800,000	779,563
3.875%, 03/31/2025	1,860,000	1,856,501
4.875%, 10/31/2030	800,000	831,406
Total United States Treasury Notes (Cost $7,144,680)		7,077,271

United States Treasury Bills (20.30%)
0.000%, 01/21/2025	1,100,000	1,093,198
3.500%, 09/30/2029	1,000,000	974,336
3.875%, 08/15/2034	1,000,000	974,609
Total United States Treasury Bills (Cost $3,036,598)		3,042,143

Total Investments (Cost $15,161,336) (99.12%)		$14,853,127
Other Net Assets (0.88%)		132,567
Net Assets (100.00%)		$14,985,694

THE UNITED STATES TREASURY TRUST
Portfolio of Investments
November 30, 2024

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (99.42%)
12/05/2024	$2,900,000	$2,898,100
12/12/2024	3,300,000	3,294,875
12/19/2024	2,800,000	2,792,913
01/02/2025	2,100,000	2,091,407
01/09/2025	2,600,000	2,586,915
01/16/2025	4,100,000	4,076,194
01/23/2025	2,500,000	2,483,170
02/06/2025	3,300,000	3,272,249
03/06/2025	3,000,000	2,964,954
04/24/2025	1,900,000	1,866,814
Total United States Treasury Bills, DN (Cost $28,327,592)		28,327,591

Total Investments (Cost $28,327,592) (99.42%)		$28,327,591
Other Net Assets (0.58%)		165,292
Net Assets (100.00%)		$28,492,883

(a)	Discount Note. Yield to maturity is between 3.38%- 4.45%.

S&P 500 INDEX FUND
Portfolio of Investments
November 30, 2024

Security Description	Shares	Value
Common Stock (108.75%)

Basic Materials (1.81%)
Air Products and Chemicals Inc	1,255	$419,584
Albemarle Corp#	729	78,513
Celanese Corp	614	44,951
CF Industries Holdings Inc	1,130	101,316
Dow Inc	4,150	183,472
DuPont de Nemours Inc	2,402	200,783
Eastman Chemical Co	701	73,409
Ecolab Inc	1,457	362,458
FMC Corp	795	46,977
Freeport-McMoRan Inc	8,117	358,771
International Flavors & Fragrances Inc	1,471	134,391
International Paper Co	2,047	120,425
Linde PLC	2,715	1,251,588
LyondellBasell Industries NV	1,516	126,343
The Mosaic Co	2,068	54,719
Newmont Corp	5,010	210,119
Nucor Corp	1,365	211,152
PPG Industries Inc	1,395	173,496
The Sherwin-Williams Co	1,335	530,529
Steel Dynamics Inc	810	117,669
Total Basic Materials		4,800,665

Communications (16.07%)
Airbnb Inc*	2,571	349,939
Alphabet Inc - Class A	33,099	5,592,076
Alphabet Inc - Class C	27,134	4,626,076
Amazon.com Inc*	52,770	10,970,358
Arista Networks Inc*	1,464	594,120
AT&T Inc	40,507	938,142
Booking Holdings Inc	189	983,174
CDW Corp	792	139,337
Charter Communications Inc*,#	548	217,537
Cisco Systems Inc	22,760	1,347,620
Comcast Corp	21,823	942,535
Corning Inc	4,543	221,108
eBay Inc	2,814	178,098
Expedia Group Inc*	704	129,972
F5 Inc*	353	88,374
FactSet Research Systems Inc	239	117,270
Fox Corp - Class B	913	40,838
Fox Corp - Class A	1,462	68,889
Gen Digital Inc	3,336	102,916
GoDaddy Inc*,#	834	164,773
The Interpublic Group of Cos Inc	2,266	69,815
Juniper Networks Inc	1,886	67,745
Match Group Inc	1,756	57,491
Meta Platforms Inc	12,342	7,088,257
Motorola Solutions Inc	942	470,717
Netflix Inc*	2,424	2,149,627
News Corp - Class B#	910	29,202
News Corp - Class A	2,235	65,597
Omnicom Group Inc#	1,171	122,744

Palo Alto Networks Inc*	1,829	709,323
Paramount Global#	3,111	33,754
T-Mobile US Inc	2,820	696,371
Uber Technologies Inc*	11,868	854,021
VeriSign Inc*	525	98,270
Verizon Communications Inc	23,780	1,054,405
The Walt Disney Co	10,245	1,203,480
Warner Bros Discovery Inc*	12,604	132,090
Total Communications		42,716,061

Consumer, Cyclical (9.67%)
Aptiv PLC*	1,529	84,905
AutoZone Inc*	98	310,615
Best Buy Co Inc	1,135	102,150
BorgWarner Inc	1,412	48,460
Caesars Entertainment Inc*	945	36,373
CarMax Inc*	881	73,978
Carnival Corp*	5,174	131,575
Chipotle Mexican Grill Inc*	7,881	484,839
Copart Inc*	4,947	313,590
Costco Wholesale Corp#	2,504	2,433,588
Cummins Inc	788	295,532
Darden Restaurants Inc#	681	120,040
Deckers Outdoor Corp*	906	177,540
Delta Air Lines Inc	3,807	242,963
Dollar General Corp	1,298	100,296
Dollar Tree Inc*	1,280	91,226
Domino’s Pizza Inc	205	97,619
DR Horton Inc	1,688	284,901
Fastenal Co	3,381	282,516
Ford Motor Co	22,057	245,494
General Motors Co	6,468	359,556
Genuine Parts Co	821	104,045
Hasbro Inc	771	50,231
Hilton Worldwide Holdings Inc	1,418	359,378
The Home Depot Inc	5,601	2,403,557
Las Vegas Sands Corp	2,145	113,814
Lennar Corp	1,391	242,576
Live Nation Entertainment Inc*	839	115,992
LKQ Corp	1,642	64,514
Lowe’s Cos Inc	3,219	876,952
Lululemon Athletica Inc*	649	208,108
Marriott International Inc	1,344	388,537
McDonald’s Corp	4,052	1,199,433
MGM Resorts International*,#	1,617	61,996
NIKE Inc	6,914	544,616
Norwegian Cruise Line Holdings Ltd*,#	1,599	42,997
NVR Inc*	18	166,240
O’Reilly Automotive Inc*	333	413,992
PACCAR Inc	2,961	346,437
Pool Corp#	228	85,977
PulteGroup Inc	1,194	161,512
Ralph Lauren Corp	230	53,222
Ross Stores Inc	1,919	297,196
Royal Caribbean Cruises Ltd	1,236	301,658
Southwest Airlines Co	3,416	110,542
Starbucks Corp	6,521	668,142
Tapestry Inc#	1,454	90,555
Target Corp	2,613	345,726
Tesla Inc*	15,674	5,410,035
The TJX Cos Inc	6,384	802,405

Tractor Supply Co#	639	181,265
Ulta Beauty Inc*	291	112,512
United Airlines Holdings Inc*,#	1,732	167,710
Walgreens Boots Alliance Inc	4,694	42,340
Walmart Inc	24,537	2,269,673
WW Grainger Inc	261	314,594
Wynn Resorts Ltd	526	49,644
Yum! Brands Inc	1,658	230,363
Total Consumer, Cyclical		25,716,242

Consumer, Non-Cyclical (17.55%)
Abbott Laboratories	9,829	1,167,390
AbbVie Inc#	9,978	1,825,276
Agilent Technologies Inc	1,731	238,826
Align Technology Inc*	421	97,996
Altria Group Inc	9,819	566,949
Amgen Inc	3,035	858,510
Archer-Daniels-Midland Co	2,915	159,159
Automatic Data Processing Inc	2,303	706,860
Avery Dennison Corp	463	95,355
Baxter International Inc#	3,172	106,928
Becton Dickinson & Co	1,663	369,020
Biogen Inc*	857	137,660
Bio-Techne Corp	984	74,154
Boston Scientific Corp*	8,319	754,201
Bristol-Myers Squibb Co	11,667	690,920
Brown-Forman Corp#	1,153	48,518
Bunge Global SA	859	77,087
Cardinal Health Inc	1,458	178,226
Catalent Inc*	1,096	66,977
Cencora Inc	952	239,476
Centene Corp*	3,161	189,660
Charles River Laboratories International Inc*	322	64,097
Church & Dwight Co Inc	1,441	158,697
The Cigna Group	1,608	543,182
Cintas Corp	1,971	445,032
The Clorox Co	712	119,025
The Coca-Cola Co	21,913	1,404,185
Colgate-Palmolive Co#	4,702	454,354
Conagra Brands Inc	3,029	83,449
Constellation Brands Inc	901	217,096
The Cooper Cos Inc*	1,172	122,427
Corpay Inc*	392	149,423
Corteva Inc	3,910	243,358
CVS Health Corp	7,239	433,254
Danaher Corp	3,625	868,876
DaVita Inc*	318	52,842
Dexcom Inc*	2,286	178,285
Edwards Lifesciences Corp*,#	3,403	242,804
Elevance Health Inc	1,334	542,885
Eli Lilly & Co	4,456	3,544,077
Equifax Inc	729	190,677
The Estee Lauder Cos Inc	1,427	102,915
GE HealthCare Technologies Inc	2,309	192,155
General Mills Inc	3,203	212,231
Gilead Sciences Inc	7,165	663,336
Global Payments Inc	1,504	178,916
HCA Healthcare Inc	1,069	349,798
Henry Schein Inc*	871	67,111
The Hershey Co	870	153,233
Hologic Inc*	1,449	115,196

Hormel Foods Corp	1,912	62,006
Humana Inc	692	205,095
IDEXX Laboratories Inc*	491	207,079
Incyte Corp*	937	69,891
Insulet Corp*	427	113,915
Intuitive Surgical Inc*	2,003	1,085,626
IQVIA Holdings Inc*	996	200,037
The J M Smucker Co	628	73,972
Johnson & Johnson	13,599	2,107,981
Kellanova	1,661	135,023
Kenvue Inc	10,198	245,568
Keurig Dr Pepper Inc	4,656	152,018
Kimberly-Clark Corp	1,902	265,044
The Kraft Heinz Co#	4,282	136,896
The Kroger Co	3,751	229,111
Labcorp Holdings Inc	502	121,062
Lamb Weston Holdings Inc#	955	73,764
MarketAxess Holdings Inc	217	56,136
McCormick & Co Inc	1,450	113,695
McKesson Corp	732	460,062
Medtronic PLC	7,381	638,752
Merck & Co Inc	14,319	1,455,383
Moderna Inc*,#	2,052	88,359
Molina Healthcare Inc*	337	100,392
Molson Coors Beverage Co#	992	61,564
Mondelez International Inc	7,687	499,271
Monster Beverage Corp*	4,058	223,718
Moody’s Corp	901	450,482
PayPal Holdings Inc*	5,883	510,468
PepsiCo Inc	7,759	1,268,209
Pfizer Inc	32,013	839,061
Philip Morris International Inc	8,783	1,168,666
The Procter & Gamble Co	13,298	2,383,799
Quanta Services Inc	832	286,641
Quest Diagnostics Inc	665	108,169
Regeneron Pharmaceuticals Inc*	610	457,634
ResMed Inc	870	216,647
Revvity Inc	796	92,447
Rollins Inc	693	34,879
S&P Global Inc	1,808	944,698
Solventum Corp*	817	58,424
STERIS PLC	603	132,093
Stryker Corp	1,936	759,202
Sysco Corp	2,830	218,221
Teleflex Inc	271	52,262
The Campbell’s Company	1,162	53,684
Thermo Fisher Scientific Inc	2,158	1,142,942
Tyson Foods Inc	1,687	108,812
United Rentals Inc	383	331,678
UnitedHealth Group Inc	5,216	3,182,803
Universal Health Services Inc	351	71,955
Verisk Analytics Inc	804	236,545
Vertex Pharmaceuticals Inc*	1,485	695,173
Viatris Inc	4,634	60,659
Waters Corp*,#	349	134,267
West Pharmaceutical Services Inc	437	142,322
Zimmer Biomet Holdings Inc	1,236	138,556
Zoetis Inc	2,607	456,877
Total Consumer, Non-Cyclical		46,661,759

Energy (3.73%)
APA Corp#	1,815	41,110
Baker Hughes Co	5,612	246,647
Chevron Corp	9,608	1,555,823
ConocoPhillips	7,366	798,039
Coterra Energy Inc	4,451	118,931
Devon Energy Corp	3,603	136,734
Diamondback Energy Inc	1,031	183,095
Enphase Energy Inc*	825	58,864
EOG Resources Inc	3,272	436,027
EQT Corp	2,434	110,601
Exxon Mobil Corp	25,098	2,960,560
First Solar Inc*	610	121,555
Halliburton Co	5,296	168,731
Hess Corp	1,635	240,639
Kinder Morgan Inc	10,908	308,369
Marathon Petroleum Corp	1,926	300,745
Occidental Petroleum Corp	4,002	202,421
ONEOK Inc	2,916	331,258
Phillips 66	2,408	322,624
Schlumberger NV	8,172	359,078
Targa Resources Corp	1,237	252,719
Valero Energy Corp	1,843	256,324
The Williams Cos Inc	6,886	402,969
Total Energy		9,913,863

Financial (16.15%)
Aflac Inc	2,900	330,600
Alexandria Real Estate Equities Inc	937	103,286
The Allstate Corp	1,548	321,040
American Express Co	3,172	966,445
American International Group Inc	3,705	284,840
American Tower Corp	2,688	561,792
Ameriprise Financial Inc	565	324,293
Aon PLC	1,184	463,583
Arch Capital Group Ltd	2,155	217,052
Arthur J Gallagher & Co	1,256	392,173
Assurant Inc	341	77,441
AvalonBay Communities Inc	817	192,281
Bank of America Corp	38,137	1,811,889
The Bank of New York Mellon Corp	4,246	347,620
Berkshire Hathaway Inc*	10,348	4,998,289
Blackrock Inc	786	803,921
Blackstone Inc#	4,067	777,163
Brown & Brown Inc	1,362	154,042
BXP Inc	925	75,841
Camden Property Trust	649	81,644
Capital One Financial Corp	2,157	414,166
Cboe Global Markets Inc	624	134,690
CBRE Group Inc*	1,701	238,123
The Charles Schwab Corp	8,439	698,412
Chubb Ltd	2,161	623,946
Cincinnati Financial Corp	941	150,400
Citigroup Inc	10,777	763,766
Citizens Financial Group Inc	2,789	134,262
CME Group Inc	2,072	493,136
CoStar Group Inc*	2,358	191,800
Crown Castle Inc	2,568	272,850
Digital Realty Trust Inc	1,797	351,655
Discover Financial Services	1,479	269,814
Equinix Inc	536	526,073

Equity Residential	2,044	156,693
Erie Indemnity Co	143	63,000
Essex Property Trust Inc	378	117,354
Everest Group Ltd	249	96,502
Extra Space Storage Inc	844	144,290
Federal Realty Investment Trust	449	52,376
Fifth Third Bancorp	4,030	193,682
Franklin Resources Inc	1,991	45,315
Globe Life Inc	506	56,287
The Goldman Sachs Group Inc	1,784	1,085,689
The Hartford Financial Services Group Inc	1,686	207,901
Healthpeak Properties Inc	3,020	66,410
Host Hotels & Resorts Inc	4,539	83,608
Huntington Bancshares Inc	7,104	127,943
Intercontinental Exchange Inc	3,304	531,812
Invesco Ltd	2,486	44,972
Invitation Homes Inc	3,404	116,587
Iron Mountain Inc	1,369	169,304
JPMorgan Chase & Co	16,073	4,013,750
KeyCorp	5,341	104,043
Kimco Realty Corp	2,994	76,557
KKR & Co Inc	3,810	620,535
Loews Corp	1,083	93,929
M&T Bank Corp	961	211,410
Marsh & McLennan Cos Inc	2,830	660,041
Mastercard Inc	4,660	2,483,500
MetLife Inc	3,385	298,659
Mid-America Apartment Communities Inc	732	120,165
Morgan Stanley	7,037	926,140
Nasdaq Inc	2,014	167,142
Northern Trust Corp	1,225	136,171
The PNC Financial Services Group Inc#	2,287	491,065
Principal Financial Group Inc	1,297	112,956
The Progressive Corp	3,308	889,455
Prologis Inc	5,328	622,204
Prudential Financial Inc	2,016	260,891
Public Storage	906	315,333
Raymond James Financial Inc	1,112	188,239
Realty Income Corp	3,496	202,383
Regency Centers Corp	940	71,055
Regions Financial Corp	5,503	150,012
SBA Communications Corp	618	139,823
Simon Property Group Inc	1,763	323,687
State Street Corp	1,687	166,186
Synchrony Financial	2,232	150,705
T Rowe Price Group Inc	1,322	163,716
The Travelers Cos Inc	1,287	342,393
Truist Financial Corp	7,565	360,699
UDR Inc	1,770	81,172
US Bancorp	8,502	453,072
Ventas Inc	2,377	152,294
VICI Properties Inc	6,079	198,236
Visa Inc	9,436	2,973,095
W R Berkley Corp	1,786	115,286
Wells Fargo & Co	19,229	1,464,673
Welltower Inc	2,792	385,799
Weyerhaeuser Co	4,319	139,331
Willis Towers Watson PLC	611	196,742
Total Financial		42,930,597

Industrial (8.15%)
3M Co	3,161	422,088
A O Smith Corp	726	54,080
Allegion plc	501	70,561
Amcor PLC	8,317	88,493
AMETEK Inc	1,365	265,329
Amphenol Corp	6,803	494,238
Axon Enterprise Inc*,#	416	269,135
Ball Corp	1,865	115,928
The Boeing Co*,#	3,365	523,056
Builders FirstSource Inc*	670	124,935
Carrier Global Corp	4,742	366,889
Caterpillar Inc#	2,765	1,122,894
CH Robinson Worldwide Inc	690	72,850
CSX Corp	11,157	407,788
Deere & Co	1,474	686,737
Dover Corp	827	170,279
Eaton Corp PLC	2,248	843,944
Emerson Electric Co	3,235	428,961
Expeditors International of Washington Inc	860	104,610
FedEx Corp	1,296	392,260
Fortive Corp	2,032	161,199
Garmin Ltd	905	192,403
GE Vernova Inc	1,552	518,554
Generac Holdings Inc*	285	53,637
General Dynamics Corp	1,340	380,573
General Electric Co	6,125	1,115,730
Honeywell International Inc	3,678	856,717
Howmet Aerospace Inc	2,286	270,617
Hubbell Inc	317	145,849
Huntington Ingalls Industries Inc	235	46,511
IDEX Corp	447	103,092
Illinois Tool Works Inc#	1,554	431,266
Ingersoll Rand Inc	2,395	249,487
Jabil Inc	652	88,561
Jacobs Solutions Inc	745	105,216
JB Hunt Transport Services Inc	463	87,558
Johnson Controls International plc	3,773	316,404
Keysight Technologies Inc*,#	1,050	179,382
L3Harris Technologies Inc	1,121	276,046
Lockheed Martin Corp	1,220	645,880
Martin Marietta Materials Inc	365	219,000
Masco Corp	1,328	106,984
Mettler-Toledo International Inc*	128	160,154
Mohawk Industries Inc*	301	41,788
Nordson Corp	343	89,520
Norfolk Southern Corp	1,277	352,260
Northrop Grumman Corp	791	387,313
Old Dominion Freight Line Inc#	1,058	238,198
Otis Worldwide Corp	2,305	237,369
Packaging Corp of America	530	131,891
Parker-Hannifin Corp	739	519,443
Pentair PLC	978	106,592
Republic Services Inc	1,210	264,143
Rockwell Automation Inc	678	200,105
RTX Corp	7,514	915,431
Smurfit WestRock PLC#	1,715	94,359
Snap-on Inc	312	115,343
Stanley Black & Decker Inc#	953	85,246
TE Connectivity PLC	1,749	264,309

Teledyne Technologies Inc*	279	135,388
Textron Inc	1,159	99,245
Trane Technologies PLC	1,298	540,254
TransDigm Group Inc	326	408,468
Trimble Inc*	1,405	102,523
Union Pacific Corp	3,441	841,875
United Parcel Service Inc	4,138	561,609
Veralto Corp	1,344	145,407
Vulcan Materials Co	786	226,470
Waste Management Inc	2,101	479,490
Westinghouse Air Brake Technologies Corp	989	198,413
Xylem Inc	1,143	144,875
Total Industrial		21,663,202

Technology (32.92%)
Accenture PLC	3,538	1,282,065
Adobe Inc*	2,504	1,291,889
Advanced Micro Devices Inc*	9,143	1,254,191
Akamai Technologies Inc*	892	83,866
Amentum Holdings Inc*	745	18,141
Analog Devices Inc	2,855	622,533
ANSYS Inc*	513	180,114
Apple Inc	85,893	20,384,984
Applied Materials Inc	4,665	815,022
Autodesk Inc*	1,217	355,242
Broadcom Inc	26,296	4,262,056
Broadridge Financial Solutions Inc	696	164,270
Cadence Design Systems Inc*	1,575	483,226
Cognizant Technology Solutions Corp	2,800	225,372
Crowdstrike Holdings Inc*	1,328	459,448
Dayforce Inc*	855	68,391
Dell Technologies Inc	1,655	211,161
Electronic Arts Inc	1,358	222,264
EPAM Systems Inc*	359	87,567
Fair Isaac Corp*	138	327,754
Fidelity National Information Services Inc	3,139	267,757
Fiserv Inc*	3,252	718,562
Fortinet Inc*	3,586	340,849
Gartner Inc*	435	225,300
Hewlett Packard Enterprise Co	7,591	161,081
HP Inc	5,146	182,323
Intel Corp	24,514	589,562
International Business Machines Corp	5,203	1,183,214
Intuit Inc	1,579	1,013,292
Jack Henry & Associates Inc	460	81,043
KLA Corp	773	500,154
Lam Research Corp	7,500	554,100
Leidos Holdings Inc	797	131,824
Microchip Technology Inc	3,087	210,441
Micron Technology Inc	6,381	625,019
Microsoft Corp	41,991	17,781,509
Monolithic Power Systems Inc	267	151,560
MSCI Inc	444	270,676
NetApp Inc	1,235	151,460
NVIDIA Corp	138,973	19,213,017
NXP Semiconductors NV	1,465	336,027
ON Semiconductor Corp*	2,548	181,214
Oracle Corp	9,029	1,668,920
Palantir Technologies Inc*	11,376	763,102
Paychex Inc#	1,895	277,182
Paycom Software Inc	305	70,736

PTC Inc*	681	136,241
Qorvo Inc*	576	39,773
QUALCOMM Inc	6,293	997,629
Roper Technologies Inc	605	342,696
Salesforce Inc	5,474	1,806,365
Seagate Technology Holdings PLC	1,151	116,631
ServiceNow Inc*	1,163	1,220,499
Skyworks Solutions Inc	943	82,597
Super Micro Computer Inc*	2,880	94,003
Synopsys Inc*	865	483,094
Take-Two Interactive Software Inc*	778	146,560
Teradyne Inc	1,007	110,770
Texas Instruments Inc	5,158	1,036,913
Tyler Technologies Inc*,#	246	154,776
Western Digital Corp*	1,916	139,849
Zebra Technologies Corp*	303	123,321
Total Technology		87,481,197

Utilities (2.70%)
The AES Corp	4,344	56,646
Alliant Energy Corp	1,583	100,046
Ameren Corp	1,535	144,889
American Electric Power Co Inc	3,107	310,265
American Water Works Co Inc	1,183	162,000
Atmos Energy Corp#	820	124,082
CenterPoint Energy Inc	2,979	97,175
CMS Energy Corp	1,687	117,601
Consolidated Edison Inc	2,042	205,405
Constellation Energy Corp	1,799	461,551
Dominion Energy Inc	4,828	283,645
DTE Energy Co	1,258	158,231
Duke Energy Corp	4,442	519,936
Edison International	2,268	199,017
Entergy Corp	1,207	188,497
Evergy Inc	1,355	87,574
Eversource Energy	2,170	139,943
Exelon Corp	5,895	233,206
FirstEnergy Corp	3,056	130,033
NextEra Energy Inc	11,606	913,045
NiSource Inc	2,445	93,130
NRG Energy Inc	1,187	120,611
PG&E Corp	9,918	214,526
Pinnacle West Capital Corp#	669	62,685
PPL Corp#	4,245	148,278
Public Service Enterprise Group Inc	2,948	277,996
Sempra	3,576	334,964
The Southern Co	6,292	560,806
Vistra Corp	1,990	318,082
WEC Energy Group Inc	1,866	188,559
Xcel Energy Inc#	3,208	232,772
Total Utilities		7,185,196

Total Common Stock (Cost $99,019,629)		289,068,782

United States Treasury Bills (3.87%)
United States Treasury Bill 4.360% 12/19/2024 (Cost $10,275,509)	10,300,000	10,277,864

Collateral Received for Securities on Loan (4.19%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.71% (Cost $11,148,198)		11,148,198

Total Investments (Cost $120,443,336) (116.81%)	$310,494,844
Liabilities in Excess of Other Assets (-16.81%)	(44,681,359)
Net Assets (100.00%)	$265,813,485

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at November 30, 2024

Futures contracts at November 30, 2024:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
34 / DEC 2024 / Long / CME	$10,091,212	$10,287,550	$196,338

S&P MIDCAP INDEX FUND
Portfolio of Investments
November 30, 2024

Security Description	Shares	Value
Common Stock (107.49%)

Basic Materials (4.37%)
Alcoa Corp	9,686	$449,721
Arcadium Lithium PLC*	43,396	227,829
Ashland Inc	1,981	154,637
Avient Corp	3,657	187,421
Axalta Coating Systems Ltd*	8,277	334,887
Cabot Corp	2,184	239,410
The Chemours Co	5,886	127,962
Cleveland-Cliffs Inc*	19,158	238,517
Commercial Metals Co	4,574	282,170
NewMarket Corp	274	146,195
Olin Corp	4,770	203,154
Reliance Inc	2,076	666,894
Royal Gold Inc	2,481	362,871
RPM International Inc	4,861	674,611
United States Steel Corp	8,444	344,262
Westlake Corp	1,305	167,562
Total Basic Materials		4,808,103

Communications (1.38%)
Chewy Inc*	5,337	178,309
Ciena Corp*	5,423	378,091
Frontier Communications Parent Inc*	8,349	290,629
Iridium Communications Inc	4,878	144,974
The New York Times Co	6,169	334,730
Nexstar Media Group Inc	1,144	195,155
Total Communications		1,521,888

Consumer, Cyclical (16.14%)
Abercrombie & Fitch Co*	2,020	302,374
American Airlines Group Inc*	25,140	365,033
Aramark	10,323	420,043
Autoliv Inc	2,914	288,836
AutoNation Inc*	972	173,881
BJ’s Wholesale Club Holdings Inc*	5,008	482,270
Boyd Gaming Corp	2,733	201,832
Brunswick Corp	2,652	213,513
Burlington Stores Inc*	2,382	671,438
Capri Holdings Ltd*	4,749	111,174
Casey’s General Stores Inc	1,400	589,246
Choice Hotels International Inc#	944	142,771
Churchill Downs Inc	2,644	375,739
Columbia Sportswear Co	1,417	123,619

Core & Main Inc*	6,713	325,916
Crocs Inc*	2,394	252,806
Dick’s Sporting Goods Inc	2,186	453,027
Dolby Laboratories Inc	2,369	185,540
FirstCash Holdings Inc	1,488	161,984
Five Below Inc*	2,166	200,788
Floor & Decor Holdings Inc*	4,044	453,777
GameStop Corp*	14,639	425,263
The Gap Inc	8,503	206,198
Gentex Corp	9,140	279,318
Harley-Davidson Inc	4,924	165,594
Hyatt Hotels Corp	1,695	267,708
KB Home	2,907	240,525
Lear Corp	2,245	219,651
Light & Wonder Inc*	3,348	318,194
Lithia Motors Inc	1,009	390,382
Macy’s Inc	10,878	176,659
Mattel Inc*	13,332	253,575
MSC Industrial Direct Co Inc	1,861	159,823
Murphy USA Inc	703	385,103
Ollie’s Bargain Outlet Holdings Inc*	2,413	238,766
Penske Automotive Group Inc	766	127,570
Planet Fitness Inc*	3,192	317,764
Polaris Inc	2,135	147,315
PVH Corp	2,245	243,291
RH*	563	216,834
The Scotts Miracle-Gro Co	1,649	127,121
Skechers USA Inc*	5,002	319,228
Taylor Morrison Home Corp*	3,934	290,605
Tempur Sealy International Inc	6,815	381,504
Texas Roadhouse Inc	2,516	516,459
Thor Industries Inc	2,007	223,981
TKO Group Holdings Inc*	2,130	293,855
Toll Brothers Inc	3,874	639,869
Travel + Leisure Co	2,856	159,565
Vail Resorts Inc	1,501	269,039
Warner Music Group Corp	5,578	181,397
Watsco Inc	1,256	692,810
The Wendy’s Co	6,569	120,607
WESCO International Inc	1,740	368,132
Whirlpool Corp	2,194	244,455
Williams-Sonoma Inc	4,854	834,981
Wingstop Inc	1,154	379,401
Wyndham Hotels & Resorts Inc	2,981	292,675
YETI Holdings Inc*	3,333	134,553
Total Consumer, Cyclical		17,745,377

Consumer, Non-Cyclical (16.82%)
Acadia Healthcare Co Inc*	3,694	150,087
Amedisys Inc*	1,298	118,650
Avantor Inc*	25,659	540,379
BellRing Brands Inc*	4,878	382,728
BioMarin Pharmaceutical Inc*	7,185	474,426
Bio-Rad Laboratories Inc*	722	245,863
The Brink’s Co	1,780	172,144

Bruker Corp	3,778	218,935
Celsius Holdings Inc*	5,973	169,932
Chemed Corp	568	325,118
Coca-Cola Consolidated Inc	183	238,685
Coty Inc*	14,410	106,490
Cytokinetics Inc*	3,995	207,181
Darling Ingredients Inc*	6,317	256,028
DENTSPLY SIRONA Inc	7,651	150,342
elf Beauty Inc*	2,206	285,721
Encompass Health Corp	3,797	390,863
The Ensign Group Inc	2,140	312,889
Envista Holdings Corp*	6,819	151,996
Euronet Worldwide Inc*	1,731	181,980
Exelixis Inc*	10,766	392,528
Flowers Foods Inc	7,828	177,069
FTI Consulting Inc*	1,376	278,668
Globus Medical Inc*	3,944	337,646
Graham Holdings Co	129	120,114
Grand Canyon Education Inc*	1,096	180,391
GXO Logistics Inc*	4,721	287,178
H&R Block Inc	5,268	312,287
Haemonetics Corp*	2,069	180,975
Halozyme Therapeutics Inc*	4,781	230,444
HealthEquity Inc*	3,440	349,298
Illumina Inc*	6,012	866,627
Ingredion Inc	2,455	361,720
Insperity Inc	1,414	111,494
Jazz Pharmaceuticals PLC*	2,330	283,305
Lancaster Colony Corp	727	135,106
Lantheus Holdings Inc*	2,790	249,063
LivaNova PLC*	2,214	116,235
ManpowerGroup Inc	1,988	127,968
Masimo Corp*	1,713	295,561
Medpace Holdings Inc*	920	313,380
Morningstar Inc	1,038	367,608
Neogen Corp*	7,793	110,505
Neurocrine Biosciences Inc*	3,811	483,044
Option Care Health Inc*	6,915	164,577
Paylocity Holding Corp*	1,705	353,856
Penumbra Inc*	1,521	371,307
Performance Food Group Co*	5,881	518,939
Perrigo Co PLC	5,389	153,802
Post Holdings Inc*	1,786	215,177
RB Global Inc	6,954	679,823
Repligen Corp*	2,039	306,951
Roivant Sciences Ltd*	13,285	168,852
Sarepta Therapeutics Inc*	3,599	479,891
Service Corp International	5,495	486,802
Sprouts Farmers Market Inc*	3,779	583,780
Tenet Healthcare Corp*	3,616	515,931
United Therapeutics Corp*	1,679	622,053
US Foods Holding Corp*	9,041	630,791
Valvoline Inc*	5,131	203,752
WEX Inc*	1,550	292,423
Total Consumer, Non-Cyclical		18,497,358

Energy (5.00%)
Antero Midstream Corp	12,715	203,059
Antero Resources Corp*	11,511	376,295
ChampionX Corp	7,527	232,961
Chord Energy Corp	2,335	297,759
Civitas Resources Inc	3,496	181,372
CNX Resources Corp*,#	5,707	231,248
DT Midstream Inc	3,811	404,423
Expand Energy Corp	7,793	771,196
HF Sinclair Corp	5,925	242,510
Matador Resources Co	4,626	277,606
Murphy Oil Corp	5,730	186,053
NOV Inc	15,638	250,521
Ovintiv Inc	9,841	446,978
PBF Energy Inc	3,758	118,339
Permian Resources Corp	23,952	375,088
Range Resources Corp	9,524	340,388
Valaris Ltd*	2,554	117,969
Viper Energy Inc	3,829	207,187
Weatherford International PLC	2,892	238,012
Total Energy		5,498,964

Financial (26.07%)
Banks (7.02%)
Associated Banc-Corp	5,947	158,725
Bank OZK	4,230	211,373
Cadence Bank	6,885	262,938
Columbia Banking System Inc	7,906	245,165
Commerce Bancshares Inc	4,427	326,491
Cullen/Frost Bankers Inc	2,522	354,644
East West Bancorp Inc	5,231	573,736
First Financial Bankshares Inc	5,082	211,818
First Horizon Corp	20,226	427,375
FNB Corp	13,571	232,743
Glacier Bancorp Inc	4,483	259,521
Hancock Whitney Corp	3,425	203,377
Home BancShares Inc	7,476	237,438
International Bancshares Corp	2,114	154,597
Old National Bancorp	12,620	292,279
Pinnacle Financial Partners Inc	2,888	367,094
Prosperity Bancshares Inc	3,595	301,009
SouthState Corp	2,990	330,963
Synovus Financial Corp	5,434	310,118
Texas Capital Bancshares Inc*	1,844	163,102
UMB Financial Corp	1,734	217,600
United Bankshares Inc	5,091	215,197
Valley National Bancorp	16,910	179,922
Webster Financial Corp	6,470	399,717
Western Alliance Bancorp	4,117	385,392
Wintrust Financial Corp	2,495	344,335
Zions Bancorp NA	5,796	350,774
		7,717,443
Diversified Financial Service (4.40%)
Affiliated Managers Group Inc	1,125	210,983

Ally Financial Inc	10,739	429,345
Evercore Inc	1,345	414,126
Federated Hermes Inc	3,150	134,663
Hamilton Lane Inc	1,529	294,180
Houlihan Lokey Inc	2,055	388,580
Interactive Brokers Group Inc	4,107	784,807
Janus Henderson Group PLC	5,144	232,920
Jefferies Financial Group Inc	6,127	484,891
SEI Investments Co	3,919	323,827
SLM Corp	8,686	237,823
Stifel Financial Corp	3,869	448,028
Voya Financial Inc	3,711	308,013
The Western Union Co	13,629	150,055
		4,842,241
Insurance (6.05%)
American Financial Group Inc	2,567	376,990
Brighthouse Financial Inc*	2,293	119,855
CNO Financial Group Inc	3,991	159,241
Equitable Holdings Inc	12,218	589,274
Essent Group Ltd	4,187	241,925
Fidelity National Financial Inc	9,805	621,538
First American Financial Corp	3,883	272,392
The Hanover Insurance Group Inc	1,458	240,585
Kemper Corp	2,412	172,434
Kinsale Capital Group Inc	834	424,039
MGIC Investment Corp	9,784	256,928
Old Republic International Corp	8,976	349,795
Primerica Inc	1,276	386,309
Reinsurance Group of America Inc	2,485	567,574
RenaissanceRe Holdings Ltd	1,968	563,143
RLI Corp	1,578	277,570
Ryan Specialty Holdings Inc	4,019	303,033
Selective Insurance Group Inc	2,296	234,399
Unum Group	6,450	496,005
		6,653,029

Private Equity (0.38%)
The Carlyle Group Inc	7,936	422,433

Real Estate (8.11%)
Agree Realty Corp	3,940	302,592
American Homes 4 Rent	11,875	454,694
Annaly Capital Management Inc	18,910	376,876
Brixmor Property Group Inc	11,827	355,638
COPT Defense Properties	4,612	151,965
Cousins Properties Inc	6,012	190,821
CubeSmart	8,499	421,210
EastGroup Properties Inc	1,918	330,299
EPR Properties	2,991	135,702
Equity LifeStyle Properties Inc	7,039	502,092
First Industrial Realty Trust Inc	5,194	277,619
Gaming and Leisure Properties Inc	10,657	550,009
Healthcare Realty Trust Inc	13,702	251,021
Independence Realty Trust Inc	8,979	196,101
Jones Lang LaSalle Inc*	1,791	502,555
Kilroy Realty Corp	4,222	175,340

Kite Realty Group Trust	8,754	241,348
Lamar Advertising Co	3,317	444,544
National Storage Affiliates Trust	2,779	125,333
NNN REIT Inc	6,932	304,869
Omega Healthcare Investors Inc	9,699	393,876
Park Hotels & Resorts Inc	8,326	129,469
PotlatchDeltic Corp	2,710	121,516
Rayonier Inc	5,558	177,133
Rexford Industrial Realty Inc	8,587	361,341
Sabra Health Care REIT Inc	9,228	172,840
STAG Industrial Inc	7,147	262,938
Starwood Property Trust Inc	12,124	246,966
Vornado Realty Trust	6,280	270,354
WP Carey Inc	8,260	471,316
		8,898,377

Savings&Loans (0.11%)
Flagstar Financial Inc	10,544	126,212

Total Financial		28,659,735

Industrial (25.54%)
AAON Inc	2,537	345,895
Acuity Brands Inc	1,161	372,321
Advanced Drainage Systems Inc	2,693	364,336
AECOM	5,060	591,868
AGCO Corp	2,431	246,042
Applied Industrial Technologies Inc	1,447	397,520
AptarGroup Inc	2,505	433,265
Arrow Electronics Inc*	2,104	252,817
Avnet Inc	3,325	181,911
Belden Inc	1,619	198,166
Berry Global Group Inc	4,325	312,741
BWX Technologies Inc	3,450	451,433
Carlisle Cos Inc	1,740	794,658
Chart Industries Inc*	1,586	306,495
Clean Harbors Inc*	1,968	511,857
CNH Industrial NV	33,599	422,003
Cognex Corp	6,765	270,465
Coherent Corp*	5,786	579,526
Comfort Systems USA Inc	1,342	661,968
Crane Co	1,835	334,117
Crown Holdings Inc	4,313	397,184
Curtiss-Wright Corp	1,445	539,895
Donaldson Co Inc	4,544	354,659
Eagle Materials Inc	1,268	391,711
EMCOR Group Inc	1,761	898,321
EnerSys	1,604	155,043
Esab Corp	2,165	279,458
Exponent Inc	2,021	199,493
Fabrinet*	1,364	319,967
Flex Ltd*	14,800	576,756
Flowserve Corp	4,958	302,537
Fluor Corp*	6,277	352,328
Fortune Brands Innovations Inc	4,684	366,757

GATX Corp	1,417	232,615
Graco Inc	6,376	580,726
Graphic Packaging Holding Co	11,327	340,829
Hexcel Corp	3,262	206,778
ITT Inc	3,083	481,318
Kirby Corp*	2,185	276,424
Knife River Corp*	2,245	232,358
Knight-Swift Transportation Holdings Inc	6,109	362,630
Landstar System Inc	1,338	248,761
Lennox International Inc	1,210	807,227
Lincoln Electric Holdings Inc	2,139	467,329
Littelfuse Inc	972	239,763
Louisiana-Pacific Corp	2,503	295,855
MasTec Inc*	2,322	334,507
The Middleby Corp*	2,110	302,553
MSA Safety Inc	1,453	252,546
Mueller Industries Inc	2,100	169,617
NEXTracker Inc*	4,845	184,885
Novanta Inc*	1,408	235,108
nVent Electric PLC	6,273	491,239
Oshkosh Corp	2,567	291,637
Owens Corning	3,281	674,639
RBC Bearings Inc*	1,096	367,281
Regal Rexnord Corp	2,511	433,675
Ryder System Inc	1,720	290,405
Saia Inc*	1,003	570,787
Sensata Technologies Holding PLC	5,917	190,172
Silgan Holdings Inc	3,208	184,556
Simpson Manufacturing Co Inc	1,591	299,744
Sonoco Products Co	3,773	195,743
TD SYNNEX Corp	2,870	341,501
Terex Corp	2,660	145,741
Tetra Tech Inc	10,095	419,043
The Timken Co	2,408	186,500
TopBuild Corp*	1,131	441,814
The Toro Co	3,920	341,354
Trex Co Inc*	4,103	307,848
UFP Industries Inc	2,299	312,434
Universal Display Corp	1,736	285,607
Valmont Industries Inc	761	264,721
Vishay Intertechnology Inc	5,001	95,519
Vontier Corp	5,801	227,747
Watts Water Technologies Inc	1,034	223,127
Woodward Inc	2,251	405,900
XPO Inc*	4,393	669,537
Total Industrial		28,073,613

Technology (9.24%)
Allegro MicroSystems Inc*	5,866	127,468
Altair Engineering Inc*	2,281	240,896
Amkor Technology Inc	4,077	107,796
Appfolio Inc*	853	216,449
ASGN Inc*	1,690	154,720
Aspen Technology Inc*	1,002	250,500
Blackbaud Inc*	1,586	133,129

CACI International Inc*	841	386,759
Cirrus Logic Inc*	2,105	219,867
Commvault Systems Inc*	1,726	296,164
Crane NXT Co	1,854	116,209
DocuSign Inc*	7,799	621,502
Doximity Inc*	4,829	255,937
Dropbox Inc*	8,954	247,668
Duolingo Inc*	1,458	507,778
Dynatrace Inc*	11,244	631,800
ExlService Holdings Inc*	6,376	295,591
Genpact Ltd	6,546	302,163
KBR Inc	5,021	305,427
Kyndryl Holdings Inc*	9,097	315,757
Lattice Semiconductor Corp*	5,402	306,564
Lumentum Holdings Inc*	2,716	236,211
MACOM Technology Solutions Holdings Inc*	2,174	288,751
Manhattan Associates Inc*	2,311	659,652
Maximus Inc	2,437	181,557
MKS Instruments Inc	2,479	281,714
Onto Innovation Inc*	1,939	318,345
Parsons Corp*	1,763	169,089
Power Integrations Inc	2,316	151,721
Pure Storage Inc*	11,771	623,745
Qualys Inc*	1,460	224,256
Rambus Inc*	4,064	234,940
Science Applications International Corp	1,933	240,175
Silicon Laboratories Inc*	1,257	139,087
Synaptics Inc*	1,572	126,137
Teradata Corp*	3,808	117,667
ZoomInfo Technologies Inc*	11,227	122,823
Total Technology		10,156,014

Utilities (2.93%)
ALLETE Inc	2,297	149,029
Black Hills Corp	2,705	173,309
Essential Utilities Inc	9,878	395,417
IDACORP Inc	2,062	244,285
National Fuel Gas Co	3,694	236,305
New Jersey Resources Corp	3,907	201,523
Northwestern Energy Group Inc	2,451	135,393
OGE Energy Corp	7,872	346,053
ONE Gas Inc	2,220	173,093
Ormat Technologies Inc	2,151	175,565
Portland General Electric Co	4,120	197,430
Southwest Gas Holdings Inc	2,447	191,258
Spire Inc	2,256	165,117
TXNM Energy Inc	3,540	173,637
UGI Corp	8,538	259,299
Total Utilities		3,216,713

Total Common Stock (Cost $70,169,447)		118,177,765

United States Treasury Bills (1.54%)
United States Treasury Bill 4.360% 12/19/2024 (Cost $1,695,954)	1,700,000	1,696,347

Collateral Received for Securities on Loan (0.34%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.71% (Cost $376,624)	376,624

Total Investments (Cost $72,242,025) (109.37%)	$120,250,736
Liabilities in Excess of Other Assets (-9.37%)	(10,301,900)
Net Assets (100.00%)	$109,948,836

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at November 30, 2024.

Futures contracts at November 30, 2024:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / DEC 2024 / Long / CME	$1,680,530	$1,688,900	$8,370

S&P SMALLCAP INDEX FUND
Portfolio of Investments
November 30, 2024

Security Description	Shares	Value
Common Stock (105.98%)

Basic Materials (4.19%)
AdvanSix Inc	1,043	$33,866
ATI Inc*	4,860	292,426
Balchem Corp	1,267	228,719
Carpenter Technology Corp	1,950	378,379
Century Aluminum Co*	2,029	46,322
Hawkins Inc	792	106,532
HB Fuller Co	2,129	163,699
Ingevity Corp*	1,569	76,206
Innospec Inc	974	115,526
Kaiser Aluminum Corp	721	58,603
Koppers Holdings Inc	801	30,806
Mativ Holdings Inc	2,389	31,415
Minerals Technologies Inc	1,346	109,793
MP Materials Corp*,#	4,779	100,694
Quaker Chemical Corp	538	84,843
Rogers Corp*	738	76,442
Sensient Technologies Corp	1,654	128,417
Stepan Co	936	71,978
Sylvamo Corp	1,345	124,130
Total Basic Materials		2,258,796

Communications (5.31%)
A10 Networks Inc	3,081	52,531
Cable One Inc	191	80,262
Calix Inc*	2,287	74,396
Cargurus Inc*	3,266	123,520
Cars.com Inc*	2,775	55,139
Cogent Communications Holdings Inc	1,646	135,285
EchoStar Corp*	4,713	119,192
ePlus Inc*	1,113	89,997
Etsy Inc*	4,625	253,728
Extreme Networks Inc*	5,090	84,494
Harmonic Inc*	5,054	64,792
HealthStream Inc	938	31,048
Hims & Hers Health Inc*	7,552	243,325
IAC Inc*	2,760	130,631
InterDigital Inc	985	193,021
Lumen Technologies Inc*	39,710	291,471
QuinStreet Inc*	2,158	49,159
Scholastic Corp	975	25,721
Shenandoah Telecommunications Co	1,790	23,861
Shutterstock Inc	1,114	35,292
Sprinklr Inc*	4,702	38,744
TechTarget Inc*	1,004	32,238
TEGNA Inc	6,460	121,254
Telephone and Data Systems Inc	3,808	130,157
TripAdvisor Inc*	4,275	61,261
Viasat Inc*,#	3,449	32,179
Viavi Solutions Inc*	8,666	86,140
Yelp Inc*	2,613	99,869
Ziff Davis Inc*	1,747	102,811
Total Communications		2,861,518

Consumer, Cyclical (16.71%)
Academy Sports & Outdoors Inc	2,816	138,688
Adient PLC*	3,405	65,478
Advance Auto Parts Inc	2,328	96,263
Alaska Air Group Inc*	4,926	259,108

Allegiant Travel Co	702	57,452
American Axle & Manufacturing Holdings Inc*	4,591	30,347
American Eagle Outfitters Inc	7,329	141,010
Asbury Automotive Group Inc*	780	202,667
Bath & Body Works Inc	8,717	315,904
BJ’s Restaurants Inc*	1,046	40,208
Bloomin’ Brands Inc	2,953	41,165
Boot Barn Holdings Inc*	1,191	163,334
Brinker International Inc*	1,737	229,753
The Buckle Inc	1,340	69,801
Caleres Inc	1,555	48,314
Cavco Industries Inc*	322	165,669
Century Communities Inc	1,176	106,263
The Cheesecake Factory Inc	1,939	98,191
Cinemark Holdings Inc*,#	4,170	143,948
Cracker Barrel Old Country Store Inc	1,039	57,727
Dana Inc	3,349	33,490
Dave & Buster’s Entertainment Inc*	1,417	55,716
Dorman Products Inc*	1,062	148,659
Ethan Allen Interiors Inc	1,064	32,697
Foot Locker Inc*	3,218	80,933
Fox Factory Holding Corp*	1,847	59,991
Gentherm Inc*	1,323	55,698
G-III Apparel Group Ltd*	1,546	45,808
GMS Inc*	1,643	164,875
Golden Entertainment Inc	829	27,970
Green Brick Partners Inc*	1,183	84,537
Group 1 Automotive Inc	511	217,584
Hanesbrands Inc*	13,734	119,486
HNI Corp	1,840	104,236
Installed Building Products Inc	909	207,925
Interface Inc	2,276	60,428
Jack in the Box Inc	936	45,724
JetBlue Airways Corp*	11,648	69,539
Kohl’s Corp#	4,710	70,509
Kontoor Brands Inc	1,957	179,613
La-Z-Boy Inc	1,642	74,333
LCI Industries	994	120,085
Leggett & Platt Inc	5,644	71,058
LGI Homes Inc*	853	93,395
M/I Homes Inc*	1,070	176,582
Madison Square Garden Sports Corp*	693	159,355
MarineMax Inc*	928	31,849
Meritage Homes Corp	1,418	270,937
MillerKnoll Inc	2,727	68,557
Monarch Casino & Resort Inc	588	49,398
National Vision Holdings Inc*	3,715	44,952
Newell Brands Inc	15,586	149,470
The ODP Corp*	1,549	39,778
OPENLANE Inc*	4,761	96,172
Oxford Industries Inc	702	58,385
Papa John’s International Inc	1,274	63,483
Patrick Industries Inc	873	117,322
PC Connection Inc	526	38,177
Penn Entertainment Inc*	6,174	133,297
Phinia Inc	1,898	106,440
PriceSmart Inc	982	88,125
Resideo Technologies Inc*	5,717	155,388
Revelyst Inc*	2,281	43,111
Rush Enterprises Inc	2,416	149,671
Sabre Corp*	17,097	66,849
Sally Beauty Holdings Inc*	4,008	55,831
ScanSource Inc*	887	44,714
Shake Shack Inc*	1,556	208,084
Shoe Carnival Inc	840	28,358
Signet Jewelers Ltd	1,742	174,548
Six Flags Entertainment Corp	3,636	167,947
SkyWest Inc*	1,566	179,683

Sonic Automotive Inc	692	47,845
Sonos Inc*	5,459	74,297
Standard Motor Products Inc	1,022	33,603
Steven Madden Ltd	2,876	131,088
Topgolf Callaway Brands Corp*	5,919	49,838
Tri Pointe Homes Inc*	3,654	159,059
UniFirst Corp	586	117,710
Urban Outfitters Inc*	2,495	121,581
VF Corp	12,919	261,351
Victoria’s Secret & Co*	3,057	118,734
Wabash National Corp	2,146	42,555
Winnebago Industries Inc	1,130	66,150
Wolverine World Wide Inc	3,506	81,304
XPEL Inc*	1,041	45,284
Total Consumer, Cyclical		9,012,441

Consumer, Non-Cyclical (18.80%)
ABM Industries Inc	2,451	140,124
AdaptHealth Corp*	3,607	36,178
Addus HomeCare Corp*	755	92,744
ADMA Biologics Inc*	9,394	188,913
Adtalem Global Education Inc*	1,527	139,583
Alarm.com Holdings Inc*	2,085	135,817
Alkermes PLC*	6,430	186,599
AMN Healthcare Services Inc*	1,702	44,303
Amphastar Pharmaceuticals Inc*	1,482	66,972
The Andersons Inc	1,254	59,866
ANI Pharmaceuticals Inc*	753	43,094
Arcus Biosciences Inc*	2,383	36,794
Arlo Technologies Inc*	4,263	47,831
Artivion Inc*	1,472	43,453
Astrana Health Inc*	1,622	70,152
Avanos Medical Inc*	2,108	40,389
Azenta Inc*	1,920	88,723
BioLife Solutions Inc*	1,405	38,595
Cal-Maine Foods Inc	1,589	155,102
Catalyst Pharmaceuticals Inc*	4,666	102,979
Central Garden & Pet Co*	2,238	75,622
Certara Inc*	4,987	55,904
The Chefs’ Warehouse Inc*	1,556	69,569
Collegium Pharmaceutical Inc*	1,258	38,369
Concentra Group Holdings Parent Inc	3,319	72,422
CONMED Corp	1,202	88,996
Corcept Therapeutics Inc*	3,631	209,436
CoreCivic Inc*	4,306	96,153
CorVel Corp*	354	129,352
Cytek Biosciences Inc*	4,159	27,158
Deluxe Corp	2,034	47,128
Dynavax Technologies Corp*	4,759	61,201
Edgewell Personal Care Co	2,201	80,513
Embecta Corp	2,581	53,762
EVERTEC Inc	2,676	96,336
Fortrea Holdings Inc*	3,914	82,390
Fresh Del Monte Produce Inc	1,517	51,199
The GEO Group Inc*	5,380	153,384
Glaukos Corp*	2,087	299,794
Grocery Outlet Holding Corp*	4,205	88,305
The Hain Celestial Group Inc*	3,508	29,011
Harmony Biosciences Holdings Inc*	1,410	48,885
Healthcare Services Group Inc*	3,255	40,167
Heidrick & Struggles International Inc	937	43,233
Helen of Troy Ltd*	890	65,264
ICU Medical Inc*	854	140,022
Inari Medical Inc*	1,956	101,556
Innoviva Inc*	2,626	49,868
Inspire Medical Systems Inc*	1,201	231,505
Integer Holdings Corp*	1,309	183,915
Integra LifeSciences Holdings Corp*	2,605	64,031

Interparfums Inc	700	96,362
J & J Snack Foods Corp	606	105,317
John B Sanfilippo & Son Inc	404	34,885
John Wiley & Sons Inc	1,609	83,958
Kelly Services Inc	1,553	22,751
Korn Ferry	2,060	161,380
Krystal Biotech Inc*	1,033	203,935
LeMaitre Vascular Inc	798	85,378
Ligand Pharmaceuticals Inc*,#	738	89,645
LiveRamp Holdings Inc*	2,748	83,429
Matthews International Corp	1,194	36,011
Merit Medical Systems Inc*	2,273	236,165
MGP Ingredients Inc	549	25,408
Mister Car Wash Inc*	3,644	29,152
Monro Inc	1,416	39,818
Myriad Genetics Inc*	3,903	63,502
National Beverage Corp	1,051	51,909
National HealthCare Corp	481	60,221
NeoGenomics Inc*	5,619	99,625
Omnicell Inc*	1,796	83,676
Organon & Co	10,055	159,573
Owens & Minor Inc*	2,885	38,861
Pacira BioSciences Inc*	2,162	36,559
Patterson Cos Inc	3,337	71,712
Payoneer Global Inc*	9,883	107,824
Pediatrix Medical Group Inc*	3,731	55,816
Perdoceo Education Corp	2,410	66,155
Premier Inc	4,348	99,569
Prestige Consumer Healthcare Inc*	1,935	164,030
PROG Holdings Inc	1,652	80,386
Progyny Inc*	3,067	47,753
Protagonist Therapeutics Inc*	2,437	106,741
Pursuit Attractions and Hospitality Inc*	974	43,557
Quanex Building Products Corp	1,564	46,545
QuidelOrtho Corp*	2,086	85,526
RadNet Inc*	2,656	217,155
Robert Half Inc	3,995	298,067
Select Medical Holdings Corp	4,113	86,825
The Simply Good Foods Co*	3,770	150,008
SpartanNash Co	1,612	30,596
STAAR Surgical Co*	2,199	63,991
Strategic Education Inc	959	94,759
Stride Inc*	1,661	177,511
Supernus Pharmaceuticals Inc*	2,152	78,699
Tandem Diabetes Care Inc*	2,683	82,180
TG Therapeutics Inc*	5,376	187,085
TransMedics Group Inc*	1,302	112,896
TreeHouse Foods Inc*	1,986	68,199
UFP Technologies Inc*	284	91,709
United Natural Foods Inc*	2,676	66,445
Universal Corp	1,143	65,288
Upbound Group Inc	1,962	67,473
US Physical Therapy Inc	588	58,071
Vericel Corp*	1,914	111,280
Verra Mobility Corp*	6,430	152,134
Vestis Corp	4,467	71,829
WD-40 Co	529	146,581
WK Kellogg Co	2,583	53,726
Xencor Inc*	2,742	70,195
Total Consumer, Non-Cyclical		10,138,497

Energy (5.42%)
Alpha Metallurgical Resources Inc*	426	104,613
Arch Resources Inc	706	121,376
Archrock Inc	5,711	146,316
Bristow Group Inc*	1,081	41,316
California Resources Corp	2,767	163,696
Comstock Resources Inc*	3,538	55,087

CONSOL Energy Inc	1,104	144,293
Core Laboratories Inc	2,054	41,799
Crescent Energy Co	5,988	89,042
DNOW Inc*	4,687	70,539
Green Plains Inc*	2,907	31,396
Helix Energy Solutions Group Inc*	5,581	59,661
Helmerich & Payne Inc	4,109	142,295
Liberty Energy Inc	6,376	117,318
Magnolia Oil & Gas Corp	7,592	210,599
Nabors Industries Ltd*	350	25,701
Northern Oil & Gas Inc	3,893	169,307
Oceaneering International Inc*,#	3,963	118,811
Par Pacific Holdings Inc*	2,639	45,998
Patterson-UTI Energy Inc	12,876	108,158
Peabody Energy Corp	4,440	105,894
ProPetro Holding Corp*	3,952	33,197
REX American Resources Corp*	709	30,707
SM Energy Co	4,468	201,909
SolarEdge Technologies Inc*,#	2,504	39,563
SunCoke Energy Inc	3,900	48,594
Sunrun Inc*	9,499	109,523
Talos Energy Inc*	4,854	54,608
Tidewater Inc*	2,031	105,043
Vital Energy Inc*	1,053	34,570
Warrior Met Coal Inc	2,163	152,102
Total Energy		2,923,031

Financial (28.58%)
Banks (9.35%)
Ameris Bancorp	2,526	177,527
Atlantic Union Bankshares Corp	3,379	143,371
BancFirst Corp	707	89,280
The Bancorp Inc*	1,912	111,718
Bank of Hawaii Corp	1,656	130,791
BankUnited Inc	2,919	122,802
Banner Corp	1,345	100,324
Cathay General Bancorp	2,818	146,564
Central Pacific Financial Corp	1,218	38,879
City Holding Co	574	75,378
Comerica Inc	5,181	374,329
Community Financial System Inc	2,052	142,060
Customers Bancorp Inc*	1,151	64,974
CVB Financial Corp	5,531	129,536
Dime Community Bancshares Inc	1,639	58,807
Eagle Bancorp Inc	1,393	40,898
FB Financial Corp	1,366	77,111
First BanCorp/Puerto Rico	6,359	131,504
First Bancorp/Southern Pines NC	1,612	76,248
First Commonwealth Financial Corp	3,985	75,038
First Financial Bancorp	3,728	110,088
First Hawaiian Inc	4,994	137,884
Fulton Financial Corp	7,104	153,304
Hanmi Financial Corp	1,174	31,052
Heritage Financial Corp	1,625	42,981
Hilltop Holdings Inc	1,801	57,002
Hope Bancorp Inc	4,715	64,218
Independent Bank Corp	1,659	120,095
Independent Bank Group Inc	1,408	94,223
Lakeland Financial Corp	996	73,166
National Bank Holdings Corp	1,579	75,381
NBT Bancorp Inc	1,842	92,321
OFG Bancorp	1,818	82,574
Park National Corp	601	114,406
Pathward Financial Inc	975	81,783
Preferred Bank	484	45,656
Renasant Corp	2,614	98,339
S&T Bancorp Inc	1,494	63,928
Seacoast Banking Corp of Florida	3,573	107,047

ServisFirst Bancshares Inc	1,959	187,633
Simmons First National Corp	4,903	119,927
Southside Bancshares Inc	1,335	46,885
Stellar Bancorp Inc	1,704	52,841
Tompkins Financial Corp	581	44,336
Triumph Financial Inc*	855	91,562
TrustCo Bank Corp NY	742	27,632
Trustmark Corp	2,390	93,473
United Community Banks Inc	4,655	157,386
Veritex Holdings Inc	2,123	64,560
Walker & Dunlop Inc	1,252	137,945
Westamerica BanCorp	1,042	59,634
		5,036,401
Diversified Financial Service (4.71%)
Acadian Asset Management Inc*	1,085	33,830
Air Lease Corp	4,045	205,891
Artisan Partners Asset Management Inc	2,918	142,369
BGC Group Inc	14,778	143,938
Bread Financial Holdings Inc	1,940	114,130
Cohen & Steers Inc	1,106	115,754
Encore Capital Group Inc*	1,060	52,136
Enova International Inc*	1,030	108,675
Moelis & Co	2,747	211,464
Mr Cooper Group Inc*	2,518	248,452
Navient Corp	3,076	47,924
Piper Sandler Cos	618	211,968
PJT Partners Inc	917	153,469
PRA Group Inc*	1,730	36,676
Radian Group Inc	5,874	210,230
StepStone Group Inc	2,167	142,784
StoneX Group Inc*	1,104	114,551
Virtu Financial Inc	3,200	119,392
Virtus Investment Partners Inc	259	63,965
WisdomTree Inc	5,142	61,447
		2,539,045
Insurance (3.25%)
AMERISAFE Inc	845	49,872
Assured Guaranty Ltd	1,931	180,124
Employers Holdings Inc	969	51,706
Genworth Financial Inc*	16,872	131,602
Goosehead Insurance Inc*	945	119,183
HCI Group Inc	329	40,095
Horace Mann Educators Corp	1,592	66,657
Jackson Financial Inc	2,817	282,234
Lincoln National Corp	6,646	236,199
Mercury General Corp	1,037	81,882
NMI Holdings Inc*	3,111	124,409
Palomar Holdings Inc*	1,114	120,646
Safety Insurance Group Inc	688	59,058
SiriusPoint Ltd*	3,804	58,658
Stewart Information Services Corp	1,080	81,097
Trupanion Inc*	1,300	69,303
		1,752,725

Investment Companies (0.85%)
HA Sustainable Infrastructure Capital Inc	4,547	142,594
MARA Holdings Inc*	11,494	315,165
		457,759

Real Estate (8.64%)
Acadia Realty Trust	4,113	106,321
Alexander & Baldwin Inc	2,836	55,812
American Assets Trust Inc	1,855	52,756
Apollo Commercial Real Estate Finance Inc	6,056	56,018
Apple Hospitality REIT Inc	8,743	140,850
Arbor Realty Trust Inc	7,860	115,306
Armada Hoffler Properties Inc	3,138	34,675
Blackstone Mortgage Trust Inc	6,780	130,312

Brandywine Realty Trust	8,014	44,878
CareTrust REIT Inc	6,561	195,452
Centerspace	663	48,068
Curbline Properties Corp	4,054	98,350
Cushman & Wakefield PLC*	7,831	119,814
DiamondRock Hospitality Co	8,094	75,112
Douglas Emmett Inc	6,537	126,556
Easterly Government Properties Inc	4,433	54,615
Ellington Financial Inc	3,507	43,347
Elme Communities	3,957	67,032
Essential Properties Realty Trust Inc	6,878	234,538
eXp World Holdings Inc	3,302	45,733
Four Corners Property Trust Inc	3,618	107,491
Franklin BSP Realty Trust Inc	3,736	48,867
Getty Realty Corp	2,047	67,305
Global Net Lease Inc	5,985	44,349
Highwoods Properties Inc	4,140	134,384
Innovative Industrial Properties Inc	1,178	128,426
JBG SMITH Properties	2,821	48,211
Kennedy-Wilson Holdings Inc	4,615	53,442
KKR Real Estate Finance Trust Inc	2,854	33,192
LTC Properties Inc	1,865	71,970
LXP Industrial Trust	12,297	114,977
The Macerich Co	8,435	178,906
Marcus & Millichap Inc	1,072	44,606
Medical Properties Trust Inc	23,434	102,875
NexPoint Residential Trust Inc	954	44,905
Outfront Media Inc	5,380	103,350
Pebblebrook Hotel Trust	3,747	51,896
PennyMac Mortgage Investment Trust	4,040	54,904
Phillips Edison & Co Inc	4,784	188,968
Ready Capital Corp	7,374	54,346
Redwood Trust Inc	5,524	39,552
Retail Opportunity Investments Corp	4,977	86,600
Safehold Inc	1,980	42,293
Service Properties Trust	7,719	21,459
SITE Centers Corp	2,027	31,459
SL Green Realty Corp	2,531	197,899
The St Joe Co	1,658	84,691
Summit Hotel Properties Inc	5,009	32,959
Sunstone Hotel Investors Inc	7,941	85,366
Tanger Inc	4,557	168,472
Two Harbors Investment Corp	4,333	50,913
Uniti Group Inc	9,534	56,346
Urban Edge Properties	4,738	109,021
Veris Residential Inc	3,614	65,956
Xenia Hotels & Resorts Inc	3,982	61,243
		4,657,144

Savings&Loans (1.78%)
Axos Financial Inc*	2,113	175,062
Banc of California Inc	5,416	93,318
Berkshire Hills Bancorp Inc	1,648	50,231
Brookline Bancorp Inc	4,138	52,097
Capitol Federal Financial Inc	5,887	39,325
Northwest Bancshares Inc	4,974	73,018
Pacific Premier Bancorp Inc	3,765	106,926
Provident Financial Services Inc	5,496	116,076
WaFd Inc	3,136	114,715
WSFS Financial Corp	2,314	138,886
		959,654

Total Financial		15,402,728

Industrial (17.30%)
AAR Corp*	1,462	101,638
Advanced Energy Industries Inc	1,471	169,224
AeroVironment Inc*	1,094	212,783

Alamo Group Inc	405	80,980
Albany International Corp	1,218	100,972
American Woodmark Corp*	608	55,194
Apogee Enterprises Inc	856	72,084
ArcBest Corp	923	106,403
Arcosa Inc	1,905	206,959
Armstrong World Industries Inc	1,706	272,670
Astec Industries Inc	1,002	38,687
AZZ Inc	1,105	102,920
Badger Meter Inc	1,148	248,909
Barnes Group Inc	1,784	83,563
Benchmark Electronics Inc	1,410	68,371
Boise Cascade Co	1,519	224,204
Brady Corp	1,716	128,511
Cactus Inc	2,596	178,241
CSW Industrials Inc	649	274,134
CTS Corp	1,185	65,068
Dorian LPG Ltd	1,593	38,981
DXP Enterprises Inc*	499	36,562
Dycom Industries Inc*	1,136	205,798
Energizer Holdings Inc	2,551	97,219
Enerpac Tool Group Corp	2,120	102,311
Enpro Inc	819	154,873
Enviri Corp*	4,329	32,035
ESCO Technologies Inc	1,005	149,152
Everus Construction Group Inc*	2,029	129,166
Federal Signal Corp	2,387	232,518
Forward Air Corp*	746	27,371
Franklin Electric Co Inc	1,533	166,024
Frontdoor Inc*	2,988	175,097
Gates Industrial Corp PLC*	7,814	173,158
Gibraltar Industries Inc*	1,267	91,781
Granite Construction Inc	1,706	169,525
The Greenbrier Cos Inc	1,215	82,620
Griffon Corp	1,684	141,961
Hayward Holdings Inc*	5,871	94,875
Hillenbrand Inc	2,742	93,310
Hub Group Inc	2,405	124,194
Ichor Holdings Ltd*	1,323	43,341
Itron Inc*	1,755	208,020
JBT Marel Corp*	1,313	165,464
Kennametal Inc	3,042	87,305
Knowles Corp*	3,453	67,195
Lindsay Corp	425	56,427
Marten Transport Ltd	2,600	45,188
Masterbrand Inc*	4,962	85,843
Materion Corp#	810	93,652
Matson Inc	1,311	200,819
Mercury Systems Inc*	1,972	81,108
Mesa Laboratories Inc	211	24,717
Moog Inc	1,123	248,486
MYR Group Inc*	644	101,688
NV5 Global Inc*	2,368	51,528
O-I Glass Inc*	6,081	76,621
OSI Systems Inc*	655	116,197
Plexus Corp*	1,063	174,757
Powell Industries Inc	365	97,594
Proto Labs Inc*	1,200	49,428
RXO Inc*	5,000	150,750
Sanmina Corp*	2,134	169,461
Schneider National Inc	1,836	61,708
Sealed Air Corp	5,689	208,217
SPX Technologies Inc*	1,805	318,474
Standex International Corp	462	96,045
Sturm Ruger & Co Inc	781	29,748
Tennant Co	738	65,217
Trinity Industries Inc	3,413	128,670
Triumph Group Inc*	3,019	58,116

TTM Technologies Inc*	4,195	102,274
Vicor Corp*	898	47,783
Werner Enterprises Inc	2,413	98,643
World Kinect Corp	2,307	66,788
Worthington Enterprises Inc	1,419	58,065
Worthington Steel Inc	1,357	60,848
Zurn Elkay Water Solutions Corp	5,607	223,271
Total Industrial		9,329,502

Technology (7.25%)
ACI Worldwide Inc*	4,087	232,223
Adeia Inc	4,253	51,546
Agilysys Inc*	839	112,678
Alpha & Omega Semiconductor Ltd*	927	38,443
Axcelis Technologies Inc*	1,351	100,298
BlackLine Inc*	2,015	124,950
Box Inc*	5,681	199,346
Clear Secure Inc	3,602	93,220
Cohu Inc*	1,950	51,480
CSG Systems International Inc	1,103	60,455
Digi International Inc*	1,620	53,816
DigitalOcean Holdings Inc*	2,470	94,058
Diodes Inc*	1,912	124,280
Donnelley Financial Solutions Inc*	1,151	69,348
DoubleVerify Holdings Inc*	5,511	112,039
DXC Technology Co*	7,409	166,703
FormFactor Inc*	3,206	128,432
Impinj Inc*	917	176,257
Insight Enterprises Inc*	1,094	171,156
Kulicke & Soffa Industries Inc	2,305	111,608
MaxLinear Inc*	3,456	52,289
N-able Inc*	2,748	28,689
NCR Atleos Corp*	3,115	102,203
NCR Voyix Corp*	6,043	87,684
NetScout Systems Inc*	3,198	69,972
PDF Solutions Inc*	1,379	43,576
Penguin Solutions Inc*	2,339	42,429
Photronics Inc*	2,474	61,627
Pitney Bowes Inc	7,144	57,581
Privia Health Group Inc*	4,007	86,070
Progress Software Corp	1,670	114,245
Schrodinger Inc*	2,104	47,487
Semtech Corp*	2,625	168,105
SiTime Corp*	646	137,197
SolarWinds Corp	2,117	28,262
SPS Commerce Inc*	1,448	279,567
Ultra Clean Holdings Inc*	1,855	71,288
Veeco Instruments Inc*	2,331	64,965
Wolfspeed Inc*	4,915	47,086
Xerox Holdings Corp	5,265	48,122
Total Technology		3,910,780

Utilities (2.42%)
American States Water Co	1,462	124,723
Avista Corp	3,073	118,894
California Water Service Group	2,407	123,214
Chesapeake Utilities Corp	876	115,413
Clearway Energy Inc - Class C	3,420	100,856
Clearway Energy Inc - Class A	1,351	37,571
MDU Resources Group Inc	8,118	162,685
MGE Energy Inc	1,412	147,243
Middlesex Water Co	802	52,479
Northwest Natural Holding Co	1,712	75,020
Otter Tail Corp	1,734	139,830
SJW Group	1,162	64,747
Unitil Corp	709	42,554
Total Utilities		1,305,229

Total Common Stock (Cost $37,713,535)		57,142,522

United States Treasury Bills (2.41%)
United States Treasury Bill 4.360% 12/19/2024 (Cost $1,296,912)	1,300,000	1,297,206

Right (0.00%)
Omniab Inc - 12.5*,(a)	401	—
Omniab Inc - 15*,(a)	401	—
		—

Collateral Received for Securities on Loan (0.94%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.71% (Cost $508,875)		508,875

Total Investments (Cost $39,519,321) (109.33%)		$58,948,603
Liabilities in Excess of Other Assets (-9.33%)		(5,029,837)
Net Assets (100.00%)		$53,918,766

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at November 30, 2024.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at November 30, 2024:
Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
11 / DEC 2024 / Long / CME	$1,325,890	$1,344,530	$18,640

SHELTON EQUITY INCOME FUND
Portfolio of Investments
November 30, 2024

Security Description	Shares	Value
Common Stock (93.23%)

Basic Materials (2.04%)
CF Industries Holdings Inc(a)	57,400	$5,146,484
Dow Inc(a)	34,400	1,520,824
Ecolab Inc(a)	8,800	2,189,176
Linde PLC(a)	15,200	7,007,048
Newmont Corp(a)	29,200	1,224,648
Total Basic Materials		17,088,180

Communications (16.13%)
Alphabet Inc(a)	70,400	11,894,080
Amazon.com Inc*,(a)	75,200	15,633,328
Arista Networks Inc*,(a)	10,900	4,423,438
AT&T Inc(a)	316,900	7,339,404
Booking Holdings Inc(a)	1,000	5,201,980
Cisco Systems Inc(a)	132,300	7,833,483
Comcast Corp(a)	259,400	11,203,486
Corning Inc(a)	229,200	11,155,164
Expedia Group Inc*,(a)	26,600	4,910,892
Meta Platforms Inc(a)	23,900	13,726,248
Netflix Inc*,(a)	21,300	18,889,053
Palo Alto Networks Inc*,(a)	18,800	7,291,016
Uber Technologies Inc*,(a)	29,000	2,086,840
Verizon Communications Inc(a)	69,900	3,099,366
The Walt Disney Co(a)	88,500	10,396,095
Warner Bros Discovery Inc*,(a)	30,191	316,402
Total Communications		135,400,275

Consumer, Cyclical (9.07%)
Amerityre Corp*	20,000,000	820,000
AutoZone Inc*,(a)	1,100	3,486,494
Chipotle Mexican Grill Inc*,(a)	155,000	9,535,600
Costco Wholesale Corp,(a)	8,500	8,260,980
Deckers Outdoor Corp*,(a)	15,600	3,056,976
Domino’s Pizza Inc(a)	1,900	904,761
Hilton Worldwide Holdings Inc(a)	8,300	2,103,552
The Home Depot Inc(a)	36,700	15,749,071
Lowe’s Cos Inc(a)	10,000	2,724,300
Marriott International Inc(a)	8,000	2,312,720
NIKE Inc(a)	22,100	1,740,817
O’Reilly Automotive Inc*,(a)	2,400	2,983,728
PulteGroup Inc(a)	8,300	1,122,741
Starbucks Corp(a)	29,100	2,981,586
Target Corp(a)	12,700	1,680,337
Tesla Inc*,(a)	8,900	3,071,924
The TJX Cos Inc(a)	24,800	3,117,112
Ulta Beauty Inc*,(a)	10,900	4,214,376
Walmart Inc(a)	35,600	3,293,000
Yum! Brands Inc(a)	21,200	2,945,528
Total Consumer, Cyclical		76,105,603

Consumer, Non-Cyclical (16.79%)
Abbott Laboratories(a)	7,800	926,406
AbbVie Inc(a)	35,000	6,402,550
Amgen Inc(a)	12,800	3,620,736
Automatic Data Processing Inc(a)	6,500	1,995,045
Biogen Inc*,(a)	2,500	401,575
Bristol-Myers Squibb Co(a)	112,800	6,680,016
Centene Corp*,(a)	42,800	2,568,000
The Coca-Cola Co(a)	50,500	3,236,040
Colgate-Palmolive Co(a)	64,600	6,242,298
Conagra Brands Inc(a)	113,300	3,121,415
Constellation Brands Inc(a)	15,100	3,638,345
CVS Health Corp(a)	48,700	2,914,695
Eli Lilly & Co(a)	10,600	8,430,710
Global Payments Inc(a)	19,500	2,319,720
The Hershey Co(a)	7,800	1,373,814
Humana Inc(a)	11,200	3,319,456
Intuitive Surgical Inc*,(a)	28,400	15,392,800
Johnson & Johnson(a)	34,100	5,285,841
McKesson Corp(a)	4,400	2,765,400
Merck & Co Inc(a)	24,500	2,490,180
Molson Coors Beverage Co(a)	17,200	1,067,432
Monster Beverage Corp*,(a)	77,900	4,294,627
PayPal Holdings Inc*,(a)	79,300	6,880,861
Pfizer Inc(a)	119,900	3,142,579
The Procter & Gamble Co(a)	64,700	11,598,122
Regeneron Pharmaceuticals Inc*,(a)	5,500	4,126,210
S&P Global Inc(a)	6,200	3,239,562
Thermo Fisher Scientific Inc(a)	1,700	900,371
UnitedHealth Group Inc(a)	20,600	12,570,120

Vertex Pharmaceuticals Inc*,(a)	21,400	10,017,982
Total Consumer, Non-Cyclical		140,962,908

Energy (3.56%)
Chevron Corp(a)	37,400	6,056,182
ConocoPhillips(a)	55,800	6,045,372
Devon Energy Corp(a)	78,500	2,979,075
Exxon Mobil Corp(a)	60,100	7,089,396
Marathon Petroleum Corp(a)	6,600	1,030,590
Schlumberger NV(a)	35,700	1,568,658
The Williams Cos Inc(a)	87,800	5,138,056
Total Energy		29,907,329

Financial (14.15%)
Banks (5.46%)
Bank of America Corp(a)	78,400	3,724,784
Citigroup Inc(a)	69,900	4,953,813
The Goldman Sachs Group Inc(a)	23,500	14,301,395
JPMorgan Chase & Co(a)	36,400	9,089,808
Truist Financial Corp(a)	120,100	5,726,368
Wells Fargo & Co(a)	105,100	8,005,467
		45,801,635
Diversified Financial Service (3.02%)
American Express Co(a)	32,900	10,023,972
The Charles Schwab Corp(a)	80,700	6,678,732
Intercontinental Exchange Inc(a)	17,100	2,752,416
Mastercard Inc(a)	11,100	5,915,634
		25,370,754
Insurance (3.31%)
Berkshire Hathaway Inc*,(a)	23,100	11,157,762
The Progressive Corp(a)	26,900	7,232,872
The Travelers Cos Inc(a)	35,300	9,391,212
		27,781,846

Real Estate (2.36%)
American Tower Corp(a)	2,800	585,200
CBRE Group Inc*,(a)	70,900	9,925,291
Extra Space Storage Inc(a)	16,100	2,752,456
Iron Mountain Inc(a)	39,000	4,823,130
Prologis Inc(a)	15,000	1,751,700
		19,837,777

Total Financial		118,792,012

Industrial (8.01%)
The Boeing Co*,(a)	10,800	1,678,752
Carrier Global Corp(a)	96,000	7,427,520
Caterpillar Inc(a)	25,400	10,315,194
Deere & Co(a)	6,500	3,028,350
Ingersoll Rand Inc(a)	39,200	4,083,464
Packaging Corp of America(a)	1,300	323,505
RTX Corp(a)	38,700	4,714,821
Trane Technologies PLC(a)	32,700	13,610,394
Union Pacific Corp(a)	22,800	5,578,248
United Parcel Service Inc(a)	49,500	6,718,140
Waste Management Inc(a)	42,800	9,767,816
Total Industrial		67,246,204

Technology (21.18%)
Accenture PLC(a)	15,700	5,689,209
Adobe Inc*,(a)	6,900	3,559,917
Advanced Micro Devices Inc*,(a)	21,000	2,880,675
Apple Inc(a)	97,900	23,234,607
Broadcom Inc(a)	67,400	10,924,192
Cadence Design Systems Inc*,(a)	22,800	6,995,268
Crowdstrike Holdings Inc*,(a)	8,000	2,767,760
Fidelity National Information Services Inc(a)	17,900	1,526,870
Fortinet Inc*,(a)	27,000	2,566,350
Gartner Inc*,(a)	7,900	4,091,647
Hewlett Packard Enterprise Co(a)	419,100	8,893,302
Intel Corp(a)	30,500	733,525
International Business Machines Corp(a)	55,200	12,553,032
Intuit Inc(a)	8,000	5,133,840
Jack Henry & Associates Inc(a)	3,000	528,540
Microchip Technology Inc(a)	5,000	340,850
Microsoft Corp(a)	31,200	13,211,952
MSCI Inc(a)	3,300	2,011,779
NetApp Inc(a)	43,800	5,371,632
NVIDIA Corp(a)	147,900	20,447,175
NXP Semiconductors NV(a)	40,000	9,174,800
ON Semiconductor Corp*,(a)	3,000	213,360
Oracle Corp(a)	21,400	3,955,576
Salesforce Inc(a)	31,100	10,262,689
ServiceNow Inc*,(a)	7,400	7,765,856
Skyworks Solutions Inc(a)	10,100	884,659
Synopsys Inc*,(a)	11,800	6,590,182
Texas Instruments Inc(a)	27,000	5,427,810
Total Technology		177,737,054

Utilities (2.30%)
American Water Works Co Inc(a)	18,400	2,519,696
Constellation Energy Corp(a)	27,700	7,106,712
NextEra Energy Inc(a)	123,000	9,676,410
Total Utilities		19,302,818

Total Common Stock (Cost $721,219,996)		782,542,383

United States Treasury Bills (8.02%)
United States Treasury Bill 4.360% 12/19/2024 (Cost $67,339,969)	67,500,000	67,354,937

Total Investments (Cost $788,559,965) (101.25%)		$849,897,320
Liabilities in Excess of Other Assets (-1.25%)		(10,489,984)
Net Assets (100.00%)		$839,407,336

*	Non-income producing security.

(a)	A portion of these securities, a total of $781,722,382, have been pledged or segregated in connection with obligations for written call options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	01/17/2025	(78)	120.00	936,000	$(21,528)
AbbVie Inc	12/20/2024	(103)	200.00	2,060,000	(1,339)
Accenture PLC	12/20/2024	(70)	380.00	2,660,000	(38,780)
Adobe Inc	12/20/2024	(10)	550.00	550,000	(12,430)
Advanced Micro Devices Inc	01/17/2025	(70)	155.00	1,085,000	(16,520)
Alphabet Inc	01/17/2025	(250)	175.00	4,375,000	(87,500)
Amazon.com Inc	01/17/2025	(270)	210.00	5,670,000	(201,420)
American Express Co	12/20/2024	(65)	290.00	1,885,000	(122,525)
American Tower Corp	12/20/2024	(15)	240.00	360,000	(90)
American Water Works Co Inc	12/20/2024	(117)	150.00	1,755,000	(1,170)
Amgen Inc	12/20/2024	(38)	330.00	1,254,000	(646)
Apple Inc	12/20/2024	(250)	230.00	5,750,000	(234,750)
Arista Networks Inc	12/20/2024	(17)	400.00	680,000	(27,625)
AT&T Inc	12/20/2024	(2,000)	22.00	4,400,000	(268,000)
Automatic Data Processing Inc	01/17/2025	(30)	310.00	930,000	(15,300)
AutoZone Inc	12/20/2024	(3)	3300.00	990,000	(15,000)
Bank of America Corp	01/17/2025	(270)	49.00	1,323,000	(31,590)
Berkshire Hathaway Inc	01/17/2025	(70)	490.00	3,430,000	(58,100)
Biogen Inc	01/17/2025	(14)	180.00	252,000	(2,996)
Booking Holdings Inc	01/17/2025	(5)	5300.00	2,650,000	(59,050)
Bristol-Myers Squibb Co	01/17/2025	(956)	57.50	5,497,000	(286,800)
Broadcom Inc	12/20/2024	(150)	190.00	2,850,000	(14,100)
Cadence Design Systems Inc	12/20/2024	(63)	320.00	2,016,000	(27,720)
Carrier Global Corp	12/20/2024	(585)	82.50	4,826,250	(29,835)
Caterpillar Inc	01/17/2025	(80)	410.00	3,280,000	(111,200)
CBRE Group Inc	01/17/2025	(635)	135.00	8,572,500	(577,850)
Centene Corp	01/17/2025	(140)	65.00	910,000	(17,080)
CF Industries Holdings Inc	12/20/2024	(240)	90.00	2,160,000	(51,600)
Chevron Corp	01/17/2025	(150)	160.00	2,400,000	(90,000)
Chipotle Mexican Grill Inc	01/17/2025	(500)	65.00	3,250,000	(52,500)
Cisco Systems Inc	12/20/2024	(812)	52.50	4,263,000	(585,452)
Citigroup Inc	01/17/2025	(300)	70.00	2,100,000	(102,000)
Colgate-Palmolive Co	01/17/2025	(200)	97.50	1,950,000	(42,600)
Comcast Corp	01/17/2025	(875)	45.00	3,937,500	(46,375)
Conagra Brands Inc	12/20/2024	(150)	33.00	495,000	(1,500)
ConocoPhillips	12/20/2024	(150)	115.00	1,725,000	(5,400)
Constellation Brands Inc	12/20/2024	(100)	260.00	2,600,000	(3,100)
Constellation Energy Corp	01/17/2025	(60)	250.00	1,500,000	(129,000)
Corning Inc	12/20/2024	(600)	48.00	2,880,000	(99,000)
Costco Wholesale Corp	01/17/2025	(30)	970.00	2,910,000	(102,120)
Crowdstrike Holdings Inc	01/17/2025	(25)	390.00	975,000	(14,125)
CVS Health Corp	01/17/2025	(75)	60.00	450,000	(19,500)
Deckers Outdoor Corp	01/17/2025	(80)	205.00	1,640,000	(38,800)
Deere & Co	12/20/2024	(38)	370.00	1,406,000	(378,252)
Devon Energy Corp	12/20/2024	(200)	45.00	900,000	(400)
Domino’s Pizza Inc	01/17/2025	(5)	490.00	245,000	(5,600)
Dow Inc	12/20/2024	(120)	57.50	690,000	(120)
Ecolab Inc	12/20/2024	(40)	270.00	1,080,000	(2,400)
Eli Lilly & Co	12/20/2024	(35)	800.00	2,800,000	(85,225)
Expedia Group Inc	01/17/2025	(211)	180.00	3,798,000	(236,320)
Extra Space Storage Inc	12/20/2024	(30)	175.00	525,000	(7,740)
Exxon Mobil Corp	01/17/2025	(200)	125.00	2,500,000	(25,000)
Fidelity National Information Services Inc	01/17/2025	(130)	90.00	1,170,000	(10,660)
Fortinet Inc	12/20/2024	(270)	72.50	1,957,500	(616,950)
Gartner Inc	01/17/2025	(30)	530.00	1,590,000	(34,950)
Global Payments Inc	12/20/2024	(60)	115.00	690,000	(33,000)
Hewlett Packard Enterprise Co	01/17/2025	(600)	23.00	1,380,000	(37,800)
Hilton Worldwide Holdings Inc	01/17/2025	(30)	260.00	780,000	(15,660)
Humana Inc	01/17/2025	(71)	330.00	2,343,000	(48,635)
Ingersoll Rand Inc	12/20/2024	(40)	110.00	440,000	(2,300)
Intel Corp	01/17/2025	(100)	29.00	290,000	(3,000)
Intercontinental Exchange Inc	01/17/2025	(60)	165.00	990,000	(14,880)
International Business Machines Corp	01/17/2025	(140)	220.00	3,080,000	(168,000)
Intuit Inc	01/17/2025	(66)	710.00	4,686,000	(23,265)
Intuitive Surgical Inc	01/17/2025	(120)	540.00	6,480,000	(297,840)
Iron Mountain Inc	01/17/2025	(180)	120.00	2,160,000	(129,600)
Jack Henry & Associates Inc	01/17/2025	(30)	175.00	525,000	(15,300)
Johnson & Johnson	01/17/2025	(150)	160.00	2,400,000	(27,000)
JPMorgan Chase & Co	01/17/2025	(160)	245.00	3,920,000	(188,640)

Linde PLC	01/17/2025	(60)	480.00	2,880,000	(15,600)
Lowe’s Cos Inc	12/20/2024	(40)	280.00	1,120,000	(15,200)
Marathon Petroleum Corp	12/20/2024	(20)	170.00	340,000	(980)
Marriott International Inc	12/20/2024	(40)	260.00	1,040,000	(120,200)
Mastercard Inc	12/20/2024	(40)	530.00	2,120,000	(48,000)
McKesson Corp	12/20/2024	(15)	540.00	810,000	(135,750)
Merck & Co Inc	12/20/2024	(100)	115.00	1,150,000	(500)
Meta Platforms Inc	12/20/2024	(40)	620.00	2,480,000	(9,400)
Microchip Technology Inc	01/17/2025	(10)	70.00	70,000	(3,000)
Microsoft Corp	01/17/2025	(90)	430.00	3,870,000	(86,850)
Molson Coors Beverage Co	01/17/2025	(82)	60.00	492,000	(24,600)
Monster Beverage Corp	12/20/2024	(200)	57.50	1,150,000	(8,000)
MSCI Inc	12/20/2024	(15)	650.00	975,000	(2,813)
NetApp Inc	01/17/2025	(70)	130.00	910,000	(12,950)
Netflix Inc	01/17/2025	(60)	850.00	5,100,000	(376,200)
Newmont Corp	01/17/2025	(70)	45.00	315,000	(5,600)
NextEra Energy Inc	01/17/2025	(350)	82.50	2,887,500	(53,900)
NIKE Inc	01/17/2025	(101)	85.00	858,500	(21,008)
NVIDIA Corp	01/17/2025	(520)	155.00	8,060,000	(158,600)
NXP Semiconductors NV	12/20/2024	(86)	250.00	2,150,000	(12,040)
ON Semiconductor Corp	12/20/2024	(30)	70.00	210,000	(13,050)
Oracle Corp	01/17/2025	(60)	200.00	1,200,000	(27,780)
O’Reilly Automotive Inc	01/17/2025	(12)	1300.00	1,560,000	(20,700)
Packaging Corp of America	12/20/2024	(13)	220.00	286,000	(37,505)
Palo Alto Networks Inc	01/17/2025	(54)	440.00	2,376,000	(14,580)
PayPal Holdings Inc	01/17/2025	(240)	87.50	2,100,000	(86,400)
Pfizer Inc	02/21/2025	(400)	30.00	1,200,000	(10,400)
Prologis Inc	01/17/2025	(30)	125.00	375,000	(4,080)
PulteGroup Inc	01/17/2025	(35)	145.00	507,500	(10,150)
Regeneron Pharmaceuticals Inc	01/17/2025	(15)	870.00	1,305,000	(7,163)
RTX Corp	01/17/2025	(300)	125.00	3,750,000	(66,000)
S&P Global Inc	01/17/2025	(20)	540.00	1,080,000	(15,700)
Salesforce Inc	12/20/2024	(50)	300.00	1,500,000	(173,000)
Schlumberger NV	01/17/2025	(100)	47.50	475,000	(6,700)
ServiceNow Inc	01/17/2025	(26)	1100.00	2,860,000	(63,180)
Skyworks Solutions Inc	01/17/2025	(20)	90.00	180,000	(5,740)
Starbucks Corp	01/17/2025	(188)	100.00	1,880,000	(97,760)
Synopsys Inc	12/20/2024	(30)	600.00	1,800,000	(30,630)
Target Corp	12/20/2024	(64)	160.00	1,024,000	(704)
Tesla Inc	01/17/2025	(30)	370.00	1,110,000	(53,610)
Texas Instruments Inc	01/17/2025	(100)	220.00	2,200,000	(15,000)
The Boeing Co	01/17/2025	(25)	160.00	400,000	(16,075)
The Charles Schwab Corp	01/17/2025	(670)	72.50	4,857,500	(773,850)
The Coca-Cola Co	01/17/2025	(200)	65.00	1,300,000	(25,400)
The Goldman Sachs Group Inc	01/17/2025	(80)	600.00	4,800,000	(220,400)
The Hershey Co	01/17/2025	(10)	195.00	195,000	(900)
The Home Depot Inc	12/20/2024	(150)	430.00	6,450,000	(111,000)
The Procter & Gamble Co	01/17/2025	(300)	175.00	5,250,000	(210,000)
The Progressive Corp	12/20/2024	(80)	270.00	2,160,000	(43,760)
The TJX Cos Inc	01/17/2025	(125)	130.00	1,625,000	(21,750)
The Travelers Cos Inc	12/20/2024	(94)	250.00	2,350,000	(160,740)
The Walt Disney Co	01/17/2025	(200)	105.00	2,100,000	(265,000)
The Williams Cos Inc	01/17/2025	(700)	55.00	3,850,000	(289,800)
Thermo Fisher Scientific Inc	12/20/2024	(8)	640.00	512,000	(100)
Trane Technologies PLC	01/17/2025	(254)	420.00	10,668,000	(332,740)
Truist Financial Corp	12/20/2024	(700)	47.50	3,325,000	(93,800)
Uber Technologies Inc	01/17/2025	(140)	80.00	1,120,000	(12,880)
Ulta Beauty Inc	12/20/2024	(19)	430.00	817,000	(8,550)
Union Pacific Corp	01/17/2025	(60)	250.00	1,500,000	(24,600)
United Parcel Service Inc	01/17/2025	(150)	145.00	2,175,000	(18,300)
UnitedHealth Group Inc	01/17/2025	(60)	630.00	3,780,000	(90,000)
Verizon Communications Inc	01/17/2025	(226)	43.00	971,800	(45,426)
Vertex Pharmaceuticals Inc	12/20/2024	(49)	500.00	2,450,000	(62,720)
Walmart Inc	01/17/2025	(100)	92.50	925,000	(27,800)
Warner Bros Discovery Inc	12/20/2024	(50)	10.00	50,000	(3,600)
Waste Management Inc	12/20/2024	(150)	220.00	3,300,000	(137,250)
Wells Fargo & Co	12/20/2024	(800)	65.00	5,200,000	(958,400)
Yum! Brands Inc	01/17/2025	(100)	145.00	1,450,000	(8,000)
Total Written Call Options				$296,345,550	$(11,906,417)
(Premiums Received $8,620,348)

NASDAQ 100 INDEX FUND
Portfolio of Investments
November 30, 2024

Security Description	Shares	Value
Common Stock (107.18%)

Basic Materials (1.47%)
Linde PLC	56,859	$26,211,430

Communications (28.26%)
Advertising (0.39%)
The Trade Desk Inc*	53,608	6,891,308

Internet (22.61%)
Airbnb Inc*	53,353	7,261,877
Alphabet Inc - Class A	270,115	45,635,929
Alphabet Inc - Class C	258,942	44,147,022
Amazon.com Inc*	483,872	100,592,150
Booking Holdings Inc	4,068	21,161,655
CDW Corp	16,241	2,857,279
DoorDash Inc*	46,124	8,324,460
MercadoLibre Inc*	6,188	12,284,232
Meta Platforms Inc	160,237	92,027,314
Netflix Inc*	51,387	45,570,505
Palo Alto Networks Inc*	39,129	15,175,009
PDD Holdings Inc*	81,531	7,872,633
		402,910,065
Media (1.68%)
Charter Communications Inc*,#	17,614	6,992,142
Comcast Corp	460,000	19,867,400
Warner Bros Discovery Inc*	285,803	2,995,215
		29,854,757
Telecommunications (3.58%)
Cisco Systems Inc	479,738	28,405,287
T-Mobile US Inc	143,044	35,323,285
		63,728,572

Total Communications		503,384,702

Consumer, Cyclical (10.80%)
Copart Inc*,#	116,288	7,371,496
Costco Wholesale Corp#	52,791	51,306,517
Fastenal Co	68,044	5,685,757
Lululemon Athletica Inc*	14,459	4,636,423
Marriott International Inc	33,523	9,691,164
O’Reilly Automotive Inc*	6,954	8,645,352
PACCAR Inc	63,340	7,410,780
Ross Stores Inc	40,325	6,245,133
Starbucks Corp	136,881	14,024,827
Tesla Inc*	224,113	77,354,843
Total Consumer, Cyclical		192,372,292

Consumer, Non-Cyclical (11.49%)
Amgen Inc	63,983	18,098,871
AstraZeneca PLC	69,341	4,688,838
Automatic Data Processing Inc	49,460	15,180,758
Biogen Inc*	17,594	2,826,124
Cintas Corp	49,044	11,073,645
Coca-Cola Europacific Partners PLC	55,492	4,305,069
Dexcom Inc*	48,058	3,748,043
GE HealthCare Technologies Inc	54,687	4,551,052
Gilead Sciences Inc	152,077	14,079,289
IDEXX Laboratories Inc*	9,889	4,170,686
Illumina Inc*	19,808	2,855,323
Intuitive Surgical Inc*	42,797	23,195,974
Keurig Dr Pepper Inc	166,516	5,436,747
The Kraft Heinz Co	146,058	4,669,474
Moderna Inc*,#	46,312	1,994,195
Mondelez International Inc	162,096	10,528,135
Monster Beverage Corp*	118,887	6,554,240
PayPal Holdings Inc*	124,080	10,766,422
PepsiCo Inc	163,560	26,733,883
Regeneron Pharmaceuticals Inc*	13,095	9,824,131
Verisk Analytics Inc	17,161	5,048,938
Vertex Pharmaceuticals Inc*	30,979	14,502,199
Total Consumer, Non-Cyclical		204,832,036

Energy (0.64%)
Baker Hughes Co	119,100	5,234,445
Diamondback Energy Inc	34,851	6,189,189
Total Energy		11,423,634

Financial (0.22%)
CoStar Group Inc*	49,055	3,990,134

Industrial (1.82%)
CSX Corp	235,321	8,600,983
Honeywell International Inc	77,361	18,019,698
Old Dominion Freight Line Inc	25,986	5,850,488
Total Industrial		32,471,169

Technology (51.04%)
Computers (11.02%)
Apple Inc	704,658	167,236,482
Cognizant Technology Solutions Corp	59,348	4,776,921
Crowdstrike Holdings Inc*	27,875	9,643,914
Fortinet Inc*	90,892	8,639,285
Super Micro Computer Inc*,#	71,120	2,321,357
Zscaler Inc*	18,109	3,741,138
		196,359,097
Semiconductors (24.28%)
Advanced Micro Devices Inc*	192,723	26,436,778
Analog Devices Inc	60,571	13,207,507
Applied Materials Inc	100,068	17,482,880
ARM Holdings PLC*,#	14,283	1,918,064
ASML Holding NV	11,497	7,893,955
Broadcom Inc	554,746	89,913,232
GLOBALFOUNDRIES Inc*,#	66,653	2,882,742
Intel Corp	519,637	12,497,270
KLA Corp	16,270	10,527,178
Lam Research Corp	159,590	11,790,509
Marvell Technology Inc	104,603	9,695,652
Microchip Technology Inc	64,428	4,392,057
Micron Technology Inc	135,172	13,240,097
NVIDIA Corp	1,136,880	157,173,659
NXP Semiconductors NV	30,694	7,040,283
ON Semiconductor Corp*	51,991	3,697,600
QUALCOMM Inc	132,651	21,029,163
Texas Instruments Inc	108,722	21,856,384
		432,675,010
Software (15.74%)
Adobe Inc*	52,799	27,240,588
ANSYS Inc*	10,549	3,703,754
AppLovin Corp*	36,250	12,207,188
Atlassian Corp*	19,248	5,073,388
Autodesk Inc*	26,039	7,600,784
Cadence Design Systems Inc*	32,886	10,089,754
Datadog Inc*	37,275	5,693,756
Electronic Arts Inc	31,855	5,213,708
Intuit Inc	33,288	21,361,908
Microsoft Corp	342,682	145,112,121
MongoDB Inc*,#	8,864	2,858,551
Paychex Inc#	43,016	6,291,950
Roper Technologies Inc	12,935	7,326,901
Synopsys Inc*	18,515	10,340,442
Take-Two Interactive Software Inc*	20,711	3,901,538
Workday Inc*	25,619	6,404,494
		280,420,825

Total Technology		909,454,932

Utilities (1.44%)
American Electric Power Co Inc	63,700	6,361,082
Constellation Energy Corp	37,802	9,698,481
Exelon Corp	119,579	4,730,545
Xcel Energy Inc#	67,146	4,872,114
Total Utilities		25,662,222

Total Common Stock (Cost $909,319,890)		1,909,802,551

United States Treasury Bills (1.12%)
United States Treasury Bill 4.360% 12/19/2024 (Cost $19,952,607)	20,000,000	19,957,018

Collateral Received for Securities on Loan (1.19%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.71% (Cost $21,275,876)		21,275,876

Total Investments (Cost $950,548,373) (109.49%)		$1,951,035,445

Liabilities in Excess of Other Assets (-9.49%)	(169,054,180)
Net Assets (100.00%)	$1,781,981,265

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at November 30, 2024.

Futures contracts at November 30, 2024:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
49 / DEC 2024 / Long / CME	$20,332,250	$20,573,630	$241,380

SHELTON SUSTAINABLE EQUITY FUND
Portfolio of Investments
November 30, 2024

Security Description	Shares	Value
Common Stock (93.89%)

Basic Materials (8.99%)
Cabot Corp	18,272	2,002,977
Centrus Energy Corp*	20,000	1,820,000
CF Industries Holdings Inc	40,000	3,586,400
The Chemours Co	100,000	2,174,000
Total Consumer, Cyclical		9,583,377

Communications (0.85%)
Pinterest Inc*	30,000	909,600

Consumer, Cyclical (10.65%)
Aramark	120,000	4,882,800
H&E Equipment Services Inc	35,000	2,090,900
On Holding AG*	75,000	4,374,750
Total Consumer, Cyclical		11,348,450

Consumer, Non-Cyclical (13.94%)
Bunge Global SA	40,000	3,589,601
Corteva Inc	20,000	1,244,800
Darling Ingredients Inc*	80,000	3,242,400
Dexcom Inc*	16,000	1,247,840
elf Beauty Inc*	15,000	1,942,800
Moderna Inc*	8,720	375,483
Siemens Healthineers AG	40,000	2,168,603
Vestis Corp	65,000	1,045,200
Total Consumer, Non-Cyclical		14,856,727

Energy (8.87%)
Enphase Energy Inc*	33,200	2,368,820
First Solar Inc*	15,322	3,053,215
Fluence Energy Inc*	40,000	752,400
Gaztransport Et Technigaz SA	15,000	2,182,020
Shoals Technologies Group Inc*	100,000	522,000
Sunrun Inc*	50,000	576,500
Total Energy		9,454,955

Financial (4.10%)
HA Sustainable Infrastructure Capital Inc	139,500	4,374,720

Industrial (38.12%)
Advanced Energy Industries Inc	24,700	2,841,488
AECOM	18,500	2,163,945
Ag Growth International Inc	74,900	2,822,882
Carrier Global Corp	15,000	1,160,550
Clean Harbors Inc*	8,000	2,080,720
Deere & Co	5,500	2,562,450
Energy Recovery Inc*	90,000	1,400,400
EnerSys	10,000	966,600

Gibraltar Industries Inc*	29,000	2,100,760
Itron Inc*	7,000	829,710
Johnson Controls International plc	26,000	2,180,360
Net Power Inc*	200,000	2,562,000
Ryerson Holding Corp	46,266	1,189,036
Schneider Electric SE	10,000	2,572,364
Siemens AG	10,000	1,934,925
Teledyne Technologies Inc*	9,500	4,609,970
The Timken Co	14,000	1,084,300
Trane Technologies PLC	1,000	416,220
Valmont Industries Inc	6,000	2,087,160
Veralto Corp	8,333	901,547
Xylem Inc	17,000	2,154,750
Total Industrial		40,622,137

Technology (2.89%)
Box Inc*	40,000	1,403,600
KBR Inc	10,000	608,300
Samsara Inc*	20,000	1,069,800
Total Technology		3,081,700

Utilities (5.48%)
Essential Utilities Inc	40,000	1,601,200
Ormat Technologies Inc	52,000	4,244,240
Total Utilities		5,845,440

Total Common Stock (Cost $88,071,435)		100,077,106

United States Treasury Bills (5.99%)
United States Treasury Bill 4.360% 12/19/2024 (Cost $6,384,657)	6,400,000	6,386,246

Total Investments (Cost $94,456,092) (99.88%)		$106,463,352
Other Net Assets (0.12%)		131,656
Net Assets (100.00%)		$106,595,008

*	Non-income producing security.